                                               1933 Act Registration No.33-41838
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM


                                     N-8B-2
                         POST-EFFECTIVE AMENDMENT NO. 8


                             SEPARATE ACCOUNT VUL-2

                                       of

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE               ROSS D. FRIEND, ESQ.
INSURANCE COMPANY                        Senior Vice President,
(Name of Depositor)                      Secretary and General Counsel
#1 Franklin Square                       THE AMERICAN FRANKLIN LIFE
Springfield, Illinois 62713              INSURANCE COMPANY
(Address of Depositor's                  #1 Franklin Square
Principal Executive Offices)             Springfield, Illinois 62713
                                         (Name and Address of Agent for Service)

                      Insurance Company's Telephone Number,
                       including Area Code: (800) 528-2011

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                      SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder II flexible premium variable life policies.


Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number units of interest in Separate Account VUL-2 under flexible premium variable life insurance policies. Registrant filed a Form 24F-2 for the year ended December 31, 1996 on February 26, 1997.


           -----------------------------------------------------------

  It is proposed that this filing will become effective (check appropriate box)

              |_| immediately upon filing pursuant to paragraph (b)


              |X| on April 30, 1997 pursuant to paragraph (b)


              |_| 60 days after filing pursuant to paragraph (a) (i)


              |_| on April 30, 1997 pursuant to paragraph (a) (i) of Rule 485


              |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                  ==============================================================

                            SEPARATE ACCOUNT VUL-2 OF


                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         Post-Effective Amendment No. 8


                                               Reconciliation and Tie
                                               ----------------------
Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
1....................................................................  Cover Page.

2....................................................................  Cover Page.

3....................................................................  Inapplicable.

4....................................................................  Distribution of the Policies.

5, 6, 7..............................................................  Separate Account  Investment  Choices - The Separate
                                                                       Account and Its Investment Divisions.

8....................................................................  Index to Financial Statements.

9....................................................................  Legal Proceedings.

10(a)................................................................  The Beneficiary; Assignment of a Policy.

10(b)................................................................  Policy  Account  Value -  Determination  of the Unit
                                                                       Value; Dividends.

10(c), 10(d).........................................................  The  Features  of  EquiBuilder  II  Policies - Death
                                                                       Benefits,  - Maturity  Benefit,  - Changing the Face
                                                                       Amount of  Insurance;  Separate  Account  Investment
                                                                       Choices  - Right to  Change  Operations;  Deductions
                                                                       and Charges - Surrender  Charge, - Other Transaction
                                                                       Charges,  - Allocation  of Policy  Account  Charges;
                                                                       Policy Account  Transactions - Changing  Premium and
                                                                       Deduction  Allocation  Percentages,  - Transfers  of
                                                                       Policy Account Value Among Investment  Divisions,  -
                                                                       Borrowing  from the Policy  Account,  -  Withdrawing
                                                                       Money from the Policy  Account,  - Surrendering  the
                                                                       Policy for Its Net Cash Surrender Value;  Additional
                                                                       Information  About  EquiBuilder  II Policies - Right
                                                                       To Examine  the  Policy;  Payment of  Proceeds;  The
                                                                       Guaranteed  Interest  Division - Transfers  from the
                                                                       Guaranteed Interest Division.

10(e)................................................................  Additional    Information   About   EquiBuilder   II
                                                                       Policies - Lapse of the Policy,  - Reinstatement  of
                                                                       the Policy.

10(f)................................................................  Separate Account  Investment  Choices - The Funds, -
                                                                       Right  to  Change  Operations;  Voting  Rights  of a
                                                                       Policy Owner.

10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2)...............................  Separate Account  Investment  Choices - The Funds, -
                                                                       Right to Change  Operations;  Deductions and Charges
                                                                       - Charges  Against  the Policy  Account - Changes in
                                                                       Monthly Charges; Voting Rights of a Policy Owner.

Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)...............................  Inapplicable.

10(i)................................................................  The  Features of  EquiBuilder  II Policies - Changes
                                                                       in  EquiBuilder  II  Policies,  -  Flexible  Premium
                                                                       Payments,  - Additional  Benefits;  Separate Account
                                                                       Investment   Choices;   Policy  Account  Value;  Tax
                                                                       Effects; Payment Options; Payment of Proceeds.

11...................................................................  Separate Account  Investment  Choices - The Funds, -
                                                                       Investment  Policies of the Portfolios of the Funds,
                                                                       - Ownership of the Assets of the Separate Account.

12(a), 12(c), 12(d)..................................................  Separate Account Investment Choices - The Funds.

12(b), 12(e).........................................................  Inapplicable.

13(a)................................................................  Summary  -  Investment  Choices  of  EquiBuilder  II
                                                                       Policies,   -  Deductions   and  Charges;   Separate
                                                                       Account  Investment Choices - The Investment Manager
                                                                       of the Funds; Deductions and Charges.

13(b), 13(c), 13(d), 13(e), 13(g)....................................  Inapplicable.

13(f)................................................................  Distribution of the Policies.

14...................................................................  The  Features  of  EquiBuilder  II Policies - Policy
                                                                       Issuance   Information;   Limitations   on  American
                                                                       Franklin's    Rights   to    Challenge   a   Policy;
                                                                       Distribution of the Policies - Applications.

15...................................................................  The Features of  EquiBuilder  II Policies - Flexible
                                                                       Premium   Payments;   Separate  Account   Investment
                                                                       Choices  (Introduction);  Deductions  and  Charges -
                                                                       Deductions    from    Premiums;    Policy    Account
                                                                       Transactions   -  Changing   Premium  and  Deduction
                                                                       Allocation Percentages.

16...................................................................  Separate     Account     Investment     Choices    -
                                                                       (Introduction),  -  The  Separate  Account  and  Its
                                                                       Investment  Divisions,  - The Funds;  Policy Account
                                                                       Value -  Amounts  in the  Separate  Account;  Policy
                                                                       Account   Transactions   -  Changing   Premium   and
                                                                       Deduction  Allocation  Percentages,  - Transfers  of
                                                                       Policy Account Value Among Investment  Divisions,  -
                                                                       Loan  Requests,  - Repaying the Loan; The Guaranteed
                                                                       Interest  Division - Transfers  from the  Guaranteed
                                                                       Interest  Division;   Additional  Information  About
                                                                       EquiBuilder   II   Policies   -   Policy    Periods,
                                                                       Anniversaries, Dates and Ages.

Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
17(a), 17(b), 17(c)..................................................  The  Features  of  EquiBuilder  II  Policies - Death
                                                                       Benefits,  - Maturity  Benefit,  - Changing the Face
                                                                       Amount of  Insurance,  - Changes in  EquiBuilder  II
                                                                       Policies,  - Flexible Premium Payments, - Additional
                                                                       Benefits;  Separate  Account  Investment  Choices  -
                                                                       Right to Change  Operations;  Policy  Account Value;
                                                                       Policy Account  Transactions - Changing  Premium and
                                                                       Deduction  Allocation  Percentages,  - Transfers  of
                                                                       Policy Account Value Among Investment  Divisions,  -
                                                                       Borrowing  from the Policy  Account,  -  Withdrawing
                                                                       Money from the Policy  Account,  - Surrendering  the
                                                                       Policy for Its Net Cash Surrender Value;
                                                                       The  Guaranteed  Interest  Division - Transfers from
                                                                       the   Guaranteed   Interest   Division;   Additional
                                                                       Information  About  EquiBuilder  II Policies - Right
                                                                       To  Examine  the  Policy,   -  Lapse  of  Policy,  -
                                                                       Reinstatement  of the Policy;  Tax Effects;  Payment
                                                                       Options; Payment of Proceeds.

18(a)................................................................  Policy  Account  Value -  Determination  of the Unit
                                                                       Value.

18(b), 18(d).........................................................  Inapplicable.

18(c)................................................................  Summary  -  Investment  Choices  of  EquiBuilder  II
                                                                       Policies,   -  Deductions   and  Charges;   Separate
                                                                       Account   Investment  Choices  -  Ownership  of  the
                                                                       Assets  of  the  Separate  Account;  Deductions  and
                                                                       Charges - Charges  Against  the  Separate  Account -
                                                                       Tax  Reserve;   The  Guaranteed   Interest  Division
                                                                       (Introduction); Tax Effects.

19...................................................................  Reports  to  Policy  Owners;   Distribution  of  the
                                                                       Policies; Voting Rights of a Policy Owner.


20(a)................................................................  Separate Account  Investment  Choices - The Funds, -
                                                                       Right to Change  Operations;  Deductions and Charges
                                                                       - Charges  Against  the Policy  Account - Changes in
                                                                       Monthly Charges; Voting Rights of a Policy Owner.

20(b)................................................................  Separate Account  Investment  Choices - The Separate
                                                                       Account and Its Investment Divisions.

20(c), 20(d), 20(e), 20(f)...........................................  Inapplicable.

21(a)................................................................  Policy  Account  Transactions  - Borrowing  from the
                                                                       Policy  Account,  - Loan  Requests,  -  Policy  Loan
                                                                       Interest,  - When  Interest  is Due, - Repaying  the
                                                                       Loan,  - The  Effects of a Policy Loan on the Policy
                                                                       Account; Tax Effects - Policy Proceeds.

21(b), 21(c).........................................................  Inapplicable.

Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
22...................................................................  Limits on American  Franklin's  Right To Challenge a
                                                                       Policy.

23...................................................................  Inapplicable.

24...................................................................  The Features of EquiBuilder II Policies;  Additional
                                                                       Information.

25...................................................................  The American Franklin Life Insurance Company.

26...................................................................  Inapplicable.

27...................................................................  The American Franklin Life Insurance Company;  Other
                                                                       Policies and Contracts.

28...................................................................  The  American   Franklin  Life  Insurance   Company;
                                                                       Management.

29...................................................................  The  American   Franklin  Life  Insurance   Company;
                                                                       Management.

30, 31, 32, 33, 34...................................................  Inapplicable.

35...................................................................  The  American   Franklin  Life  Insurance   Company;
                                                                       Distribution of the Policies.

36, 37...............................................................  Inapplicable.

38, 39...............................................................  Distribution of the Policies.

40...................................................................  Inapplicable.

41(a)................................................................  Distribution of the Policies.

41(b), 41(c), 42, 43.................................................  Inapplicable.

44(a)(1).............................................................  Policy  Account  Value -  Determination  of the Unit
                                                                       Value.

44(a)(2), 44(a)(3)...................................................  The  Features  of  EquiBuilder  II  Policies - Death
                                                                       Benefits,   -   Maturity   Benefit,   -  Changes  in
                                                                       EquiBuilder    II   Policies;    Separate    Account
                                                                       Investment Choices - (Introduction),  - The Separate
                                                                       Account and Its Investment  Divisions,  - The Funds,
                                                                       -  Right  to  Change   Operations;   Deductions  and
                                                                       Charges;   Policy  Account  Value;   Policy  Account
                                                                       Transactions   -  Changing   Premium  and  Deduction
                                                                       Allocation   Percentages,   -  Transfers  of  Policy
                                                                       Account   Value  Among   Investment   Divisions,   -
                                                                       Borrowing from the Policy Account,  - Loan Requests,
                                                                       - Repaying  the Loan, -  Withdrawing  Money from the
                                                                       Policy  Account,  - Surrendering  the Policy for Its
                                                                       Net Cash Surrender  Value;  The Guaranteed  Interest
                                                                       Division - Transfers  from the  Guaranteed  Interest
                                                                       Division;  Additional  Information About EquiBuilder
                                                                       II Policies - Right To Examine the Policy,  - Policy
                                                                       Periods,  Anniversaries,  Dates and Ages; Payment of
                                                                       Proceeds.

Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
44(a)(4).............................................................  Deductions   and  Charges  -  Charges   Against  the
                                                                       Separate Account - Tax Reserve; Tax Effects.

44(a)(5).............................................................  Deductions And Charges - Deductions From Premiums.

44(a)(6).............................................................  Deductions  And Charges - Deductions  From Premiums,
                                                                       - Charges  Against  the  Policy  Account,  - Charges
                                                                       Against the Separate  Account,  - Surrender  Charge;
                                                                       Policy  Account  Value  -  Amounts  In the  Separate
                                                                       Account, - Determination of the Unit Value.

44(b)................................................................  The  Features  of  EquiBuilder  II  Policies - Death
                                                                       Benefits,   -   Maturity   Benefit,   -  Changes  in
                                                                       EquiBuilder    II   Policies;    Separate    Account
                                                                       Investment  Choices  (Introduction),  - The Separate
                                                                       Account and Its Investment  Divisions,  - The Funds,
                                                                       -  Right  to  Change   Operations;   Deductions  and
                                                                       Charges;   Policy  Account  Value;   Policy  Account
                                                                       Transactions   -  Changing   Premium  and  Deduction
                                                                       Allocation   Percentages,   -  Transfers  of  Policy
                                                                       Account   Value  Among   Investment   Divisions,   -
                                                                       Borrowing from the Policy Account,  - Loan Requests,
                                                                       - Repaying  the Loan, -  Withdrawing  Money from the
                                                                       Policy  Account,  - Surrendering  the Policy for Its
                                                                       Net Cash Surrender  Value;  The Guaranteed  Interest
                                                                       Division - Transfers  from the  Guaranteed  Interest
                                                                       Division;  Additional  Information About EquiBuilder
                                                                       II Policies - Right To Examine the Policy,  - Policy
                                                                       Periods,   Anniversaries,   Dates  and   Ages;   Tax
                                                                       Effects; Payment of Proceeds.


44(c)................................................................  The  Features  of  EquiBuilder  II  Policies - Death
                                                                       Benefits,   -   Maturity   Benefit,   -  Changes  in
                                                                       EquiBuilder   II   Policies,   -  Flexible   Premium
                                                                       Payments;  Separate  Account  Investment  Choices  -
                                                                       (Introduction),  -  The  Separate  Account  and  Its
                                                                       Investment  Divisions,  - The Funds;  Deductions and
                                                                       Charges;   Policy  Account  Value;   Policy  Account
                                                                       Transactions   -  Changing   Premium  and  Deduction
                                                                       Allocation   Percentages,   -  Transfers  of  Policy
                                                                       Account   Value  Among   Investment   Divisions,   -
                                                                       Borrowing from the Policy Account,  - Loan Requests,
                                                                       - Repaying  the Loan, -  Withdrawing  Money from the
                                                                       Policy  Account,  - Surrendering  the Policy for Its
                                                                       Net Cash Surrender  Value;  The Guaranteed  Interest
                                                                       Division - Transfers  from the  Guaranteed  Interest
                                                                       Division;  Additional  Information About EquiBuilder
                                                                       II Policies - Right To Examine the Policy,  - Policy
                                                                       Periods,   Anniversaries,   Dates  and   Ages;   Tax
                                                                       Effects; Payment of Proceeds.

Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
45...................................................................  Inapplicable.

46(a)................................................................  The  Features  of  EquiBuilder  II  Policies - Death
                                                                       Benefits,   -   Maturity   Benefit,   -  Changes  in
                                                                       EquiBuilder    II   Policies;    Separate    Account
                                                                       Investment Choices - (Introduction),  - The Separate
                                                                       Account and Its Investment  Divisions,  - the Funds,
                                                                       -  Right  to  Change   Operations;   Deductions  and
                                                                       Charges;   Policy  Account  Value;   Policy  Account
                                                                       Transactions   -  Changing   Premium  and  Deduction
                                                                       Allocation   Percentages,   -  Transfers  of  Policy
                                                                       Account   Value  Among   Investment   Divisions,   -
                                                                       Borrowing from the Policy Account,  - Loan Requests,
                                                                       - Repaying  the Loan, -  Withdrawing  Money from the
                                                                       Policy  Account,  - Surrendering  the Policy for Its
                                                                       Net Cash Surrender  Value;  The Guaranteed  Interest
                                                                       Division - Transfers  from the  Guaranteed  Interest
                                                                       Division;  Additional  Information About EquiBuilder
                                                                       II Policies - Right To Examine the Policy,  - Policy
                                                                       Periods,   Anniversaries,   Dates  and   Ages;   Tax
                                                                       Effects; Payment of Proceeds.

46(b), 47, 48, 49, 50................................................  Inapplicable.

51(a) - (j)..........................................................  Summary;   Detailed   Information   About   American
                                                                       Franklin and  EquiBuilder  II  Policies;  Additional
                                                                       Information.

52(a)................................................................  Separate Account  Investment  Choices - The Funds, -
                                                                       Right to Change Operations.

Registration Item
of Form N-8B-2                                                                       Location in Prospectus
--------------                                                                       ----------------------
52(b), 52(d).........................................................  Inapplicable.

52(c)................................................................  Separate Account  Investment  Choices - The Funds, -
                                                                       Right to Change  Operations;  Deductions and Charges
                                                                       - Charges  Against  the Policy  Account - Changes in
                                                                       Monthly Charges; Voting Rights of a Policy Owner.

53(a)................................................................  Tax  Effects;  Payment  Options;   Assignment  of  a
                                                                       Policy; Employee Benefit Plans.

53(b), 54, 55, 56, 57, 58............................................  Inapplicable.

59...................................................................  Financial Statements.

================================================================================
                 Flexible Premium Variable Life Insurance Policy

                               EQUIBUILDER II(TM)

Issued by
The American Franklin Life Insurance Company

Prospectus Dated April 30, 1997

                       Principal Office of both Funds located at:
                       82 Devonshire Street
                       Boston, Massachusetts  02109

Variable Insurance Products Fund and
Variable Insurance Products Fund II

Prospectus Dated April 30, 1997

                                        THESE SECURITIES HAVE NOT BEEN APPROVED
                                        OR DISAPPROVED BY THE SECURITIES AND
                                        EXCHANGE COMMISSION NOR HAS THE
                                        COMMISSION PASSED UPON THE ACCURACY OR
                                        ADEQUACY OF THIS PROSPECTUS. ANY
                                        REPRESENTATION TO THE CONTRARY IS A
                                        CRIMINAL OFFENSE.

   EquiBuilder II is a trademark of The American Franklin Life Insurance Company
--------------------------------------------------------------------------------

                               EquiBuilder II(TM)
                 Flexible Premium Variable Life Insurance Policy
                                    Issued by
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

      This Prospectus describes EquiBuilder II, individual flexible premium variable life insurance policies issued by The American Franklin Life Insurance Company ("American Franklin"). EquiBuilder II policies provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. Capitalized terms not otherwise defined on this cover page have the meanings designated within this Prospectus. EquiBuilder II is a trademark of American Franklin.

      EquiBuilder II pays a death benefit to a beneficiary designated by the Policy Owner when the Insured Person dies if the policy is still in effect. The Policy Owner may choose Option A, a fixed death benefit that equals the Face Amount of the policy, or Option B, a variable death benefit that equals the Face Amount of the policy plus the value of the Policy Account established for the policy as described in the next paragraph. Under either option, a death benefit equal to a percentage of the Policy Account on the day the Insured Person dies will be paid if that benefit would be greater.

      After certain deductions have been made from each premium, the net premium is put in the Policy Account established for each policy. The Policy Owner may instruct American Franklin to allocate amounts in the Policy Account to American Franklin's Guaranteed Interest Division (which is part of American Franklin's General Account and pays interest at a declared guaranteed rate) or to one or more of the investment divisions of American Franklin's Separate Account VUL-2 (the "Separate Account"), or both. However, until the first business day fifteen days after the Issue Date of the policy, the Policy Account will be invested in the Money Market division. Money Market, High Income, Equity-Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund divisions are available for investment through the Separate Account.

      Funds allocated to any of the investment divisions of the Separate Account are invested in shares of a corresponding portfolio of either the Variable Insurance Products Fund or the Variable Insurance Products Fund II (individually, a "Fund," and collectively, the "Funds"), each of which is a mutual fund. The Prospectus of the Funds, attached to this Prospectus, describes the investment objectives, policies and risks of each of the portfolios of the Funds. Ten portfolios of the Funds are currently available: Money Market, High Income, Equity-Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund. See "Separate Account Investment Choices - The Funds," below.

      The value of a Policy Account allocated to the investment divisions of the Separate Account will vary with the investment performance of the corresponding portfolios of the Funds; there is no minimum guaranteed cash value for amounts allocated to the investment divisions of the Separate Account and if the investment performance of the corresponding portfolios of the Funds is adverse, the value of a Policy Account can decline.The value of the Guaranteed Interest Division will depend on the interest rates declared. A Policy Account will also be increased by additional net premiums paid by the Policy Owner and will be reduced by charges made by American Franklin for the cost of the insurance provided by the policy and for expenses. A surrender charge may be imposed if a policy is surrendered or lapses or if the Policy Owner reduces the policy's Face Amount.

      After the first premium, the Policy Owner may decide, within limits, the amount and frequency of premium payments. The Policy Owner may also increase or decrease the amount of insurance protection, within limits.

      American Franklin's Home Office and principal executive office is #1 Franklin Square, Springfield, Illinois 62713, telephone (800) 528-2011. Inquiries and notices should be addressed to American Franklin's Administrative Office at that address.

      The Policy Owner has the right to examine the policy offered hereby and return it to American Franklin for a refund. See "Additional Information About EquiBuilder II Policies - Right to Examine the Policy," below, for information about the manner in which this right may be exercised and about limitations on that right.

      The policies described herein are not intended for use in connection with qualified plans or trusts under the Internal Revenue Code.

      This Prospectus should be read carefully for details on the policy being offered and kept for future reference. This Prospectus is not valid unless it is attached to the current Prospectus for the Funds.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      Because of the deductions and charges applicable to the purchase of new insurance offered hereby, it may not be to a purchaser's advantage to replace existing insurance or, if a purchaser already owns a flexible premium insurance policy, to acquire additional insurance through the purchase of a policy described in this Prospectus.

      THE PURCHASE OF THE POLICY INVOLVES CERTAIN RISKS. Because it is a variable life insurance policy, the value of the Policy reflects the investment performance of the selected investment divisions. Investment results can vary both up and down and can even decrease the value of the premium payments. Therefore, Policy Owners could lose all or part of the money they have invested. American Franklin does not guarantee the value of the Policy. Rather, Policy Owners bear all investment risks.

      Life insurance is intended to be a long-term investment. Policy Owners should evaluate their insurance needs and the Policy's long-term investment potential and risks before purchasing the Policy.

      Partial withdrawals and surrender of the Policy are subject to tax, and before the Policy Owner attains age 59 1/2, may also be subject to a 10% federal penalty tax. Loans may be taxable if the Policy becomes a "modified endowment contract."

                  The date of this Prospectus is April 30, 1997
               Copyright 1997 The American Franklin Life Insurance
                          Company. All rights reserved.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

Definitions................................................................iv

Summary


Features of EquiBuilder II Policies.........................................1
Investment Choices of EquiBuilder II Policies...............................2
Deductions and Charges......................................................3
Policy Accounts.............................................................4
Additional Information About EquiBuilder II Policies........................5


Detailed Information About American Franklin and EquiBuilder II Policies

The American Franklin Life Insurance Company................................6
The Features of EquiBuilder II Policies.....................................7
   How EquiBuilder II Policies Differ from Whole Life Insurance.............7
   Death Benefits...........................................................7
   Policy Issuance Information..............................................8
   Maturity Benefit.........................................................8
   Changes in EquiBuilder II Policies.......................................8
   Changing the Face Amount of Insurance....................................9
   Changing Death Benefit Options...........................................9
   When Policy Changes Go into Effect......................................10
   Flexible Premium Payments...............................................10
   Additional Benefits.....................................................10
     Disability Waiver Benefit.............................................11
     Accidental Death Benefit..............................................11
     Children's Term Insurance.............................................11
Term Insurance on an Additional Insured Person.............................11
   The Separate Account and Its Investment Divisions.......................11
   The Funds...............................................................11
   Investment Policies of the Portfolios of the Funds......................12
   The Investment Manager of the Funds.....................................13
   Ownership of the Assets of the Separate Account.........................14
   Right to Change Operations..............................................14
Deductions and Charges.....................................................14
   Deductions from Premiums................................................15
   Charges Against the Policy Account......................................15
     Administrative Charge.................................................15
     Cost of Insurance Charge..............................................15
     Charges for Additional Benefits.......................................16
     Changes in Monthly Charges............................................16
   Charges Against The Separate Account....................................16
     Mortality and Expense Risks...........................................16
     Charges Against the Funds.............................................16
     Tax Reserve...........................................................16
   Surrender Charge........................................................17
   Other Transaction Charges...............................................18
     Partial Withdrawal of Net Cash Surrender Value........................18
     Increase in the Face Amount of Insurance..............................18
     Transfers.............................................................18

                                                                          Page
                                                                          ----

     Illustrations.........................................................19
   Expenses of the Funds...................................................19
   Allocation of Policy Account Charges....................................20
Policy Account Value.......................................................20
   Amounts in the Separate Account.........................................20
   Determination of the Unit Value.........................................21
Policy Account Transactions................................................21
   Changing Premium and Deduction Allocation Percentages...................21
   Transfers of Policy Account Value Among Investment Divisions............22
   Borrowing from the Policy Account.......................................22
   Loan Requests...........................................................22
   Policy Loan Interest....................................................23
   When Interest is Due....................................................23
   Repaying the Loan.......................................................23
   The Effects of a Policy Loan on the Policy Account......................23
   Lapse of the Policy.....................................................24
   Withdrawing Money from the Policy Account...............................24
   Withdrawal Charges......................................................24
   The Effects of a Partial Withdrawal.....................................25
   Surrendering the Policy for Its Net Cash Surrender Value................25
The Guaranteed Interest Division...........................................25
   Amounts in the Guaranteed Interest Division.............................25
   Interest on Amounts in the Guaranteed Interest Division.................26
   Transfers from the Guaranteed Interest Division.........................26
Additional Information About EquiBuilder II Policies.......................26
   Right to Examine the Policy.............................................26
   Lapse of the Policy.....................................................27
   Reinstatement of the Policy.............................................27
   Policy Periods, Anniversaries, Dates and Ages...........................28
Federal Tax Considerations.................................................28
   Introduction............................................................28
   Tax Status of the Policy................................................28
   Tax Treatment of Policy Benefits........................................29
   American Franklin's Income Taxes........................................31
   Income Tax Withholding..................................................31


Illustrations  of Death Benefits,  Policy Account and Cash Surrender  Values,
and Accumulated Premiums...................................................31

Additional Information.....................................................37

Voting Rights of a Policy Owner............................................37
   Voting Rights of the Funds..............................................37
   Determination of Voting Shares..........................................37
   How Shares of the Funds Are Voted.......................................37
   Voting Privileges of Participants in Other Separate Accounts............38
   Separate Account Voting Rights..........................................38
Reports to Policy Owners...................................................38
Limits on American Franklin's Right to Challenge a Policy..................38
Payment Options............................................................39
The Beneficiary............................................................40
Assignment of a Policy.....................................................40
Employee Benefit Plans.....................................................40
Payment of Proceeds........................................................41

                                                                          Page
                                                                          ----

Dividends..................................................................41
Distribution of the Policies...............................................41
   Applications............................................................42
Reinsurance Agreement with Integrity Life Insurance Company................42
State Regulation...........................................................42
Legal Matters..............................................................43
Legal Proceedings..........................................................43
Experts....................................................................43
Registration Statement.....................................................43
Other Policies and Contracts...............................................43
Management.................................................................43

Financial Statements......................................................F-1

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THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. AMERICAN FRANKLIN DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY AMERICAN FRANKLIN.

                                   DEFINITIONS

Set forth below is a glossary of certain terms used in this Prospectus.

Administrative Office-The address of the Administrative Office of American Franklin is #1 Franklin Square, Springfield, Illinois 62713-0001.

Age-The age of the Insured Person on his or her birthday nearest the date on which a determination of the Insured Person's age is made.

American Franklin-The American Franklin Life Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder II individual flexible premium variable life insurance policies described in this Prospectus.

Amount at risk-The difference between the amount of the Policy Account and the current death benefit of a policy at any time.

Cash Surrender Value-The amount of the Policy Account less any applicable surrender charges.

Code-The Internal Revenue Code of 1986, as amended.

Date of Payment-Normally, the day of receipt by American Franklin at its Administrative Office of a check for the full initial premium of a policy.

Face Amount-The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

Final Policy Date-The policy anniversary nearest the Insured Person's 95th birthday. American Franklin will pay to the Policy Owner the amount of the Policy Account, net of any outstanding loan and loan interest on the policy, if the Insured Person is still living on the Final Policy Date.

Fund(s)-Each of Variable Insurance Products Fund, a "series" type mutual fund, five portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, and Variable Insurance Products Fund II, a "series" type mutual fund having five portfolios in which amounts allocated to the investment divisions of the Separate Account are invested, is referred to as a Fund. Both are referred to collectively as the Funds.

Guaranteed Interest Division-A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

Insured Person-The person whose life is insured under a policy.

Issue Date-The date that American Franklin actually issues a policy.

Net Cash Surrender Value-Cash Surrender Value less any outstanding loan and loan interest on the policy.

Net premium-The amount of any premium paid by the Policy Owner less the amount of applicable state and local premium taxes, if any.

Policy Account-The sum of amounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

Policy anniversary-An anniversary of the Register Date of a policy while the policy is in effect.

Policy month-A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

Policy Owner-The person designated as such on the Policy Information page of a policy.

Policy year-An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

Register Date-The earlier of the Issue Date or the Date of Payment.

Separate Account-Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding portfolios of the Funds.

Target Premium-A hypothetical premium equal to the annual premium necessary to maintain a fixed-benefit whole life policy with a face amount equal to the initial Face Amount of an EquiBuilder II policy for a person of the same age and sex as the Insured Person. The Target Premium for each EquiBuilder II policy is shown on the Policy Information page of the policy.

                                     Summary

     This Prospectus describes the regular EquiBuilder II(TM) policy. There may be differences between a particular policy and the description contained herein because of requirements of the state in which a policy is issued. These differences will be reflected in the policy. Also American Franklin reserves the right to make modifications in light of particular circumstances.

     Unless indicated otherwise, the discussion of the terms of a representative policy contained in this Prospectus assumes that there is no policy loan outstanding, that the policy is not in a grace period and that state variations will be covered by a supplement or a policy endorsement, as appropriate.

     The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

     The purpose of the policy offered hereby is to provide insurance protection for a policy's beneficiary. The policy is not similar to or comparable to a mutual fund's systematic investment plan.

     The following Summary of this Prospectus should be read in conjunction with the detailed information appearing elsewhere herein.

     EquiBuilder II(TM) is a trademark of American Franklin.

                     Features of EquiBuilder II(TM) Policies

Insurance Benefit Options

     EquiBuilder II policies offer insurance on the life of the Insured Person. American Franklin will pay a death benefit when the Insured Person dies. American Franklin will pay a maturity benefit in lieu of a death benefit if the Insured Person is still living on the policy anniversary nearest his or her 95th birthday. Two death benefit options are available.

     Option A provides a death benefit equal to the Face Amount of the policy;
and

     Option B provides a death benefit equal to the Face Amount of the policy, plus the value of the Policy Account.

     Option B entails a higher cost of insurance charge and will cause the value of the Policy Account to be less than if Option A were chosen.

     Under either option, a death benefit equal to a percentage multiple of the Policy Account on the day the Insured Person dies will be paid if that death benefit would be greater than the death benefit payable under the option selected. Any outstanding loans or unpaid charges will be deducted before any death benefits are paid. Proceeds may be paid in a lump sum or under a variety of payment plans.

     A policy will remain in force only so long as an amount remains in the Policy Account sufficient to cover cost of insurance and other expense deductions and any surrender charge that would then be due.

     American Franklin will not issue an EquiBuilder II policy with a Face Amount of less than $50,000.

     See "The Features Of EquiBuilder II Policies-Death Benefits" and "Payment Options" below.

Policy Accounts

     An account (the "Policy Account") is established by American Franklin in its records for each policy at the time of issue. After deduction of certain charges from premiums, the balance of each premium is credited to the Policy Account. A Policy Owner may allocate his or her Policy Account for investment to the Guaranteed Interest Division, which pays a declared interest rate, or to one or more of the investment divisions of the Separate Account, or both. See "Separate Account Investment Choices," below. Until the first business day 15 days following the Issue Date of a policy, the initial net premium and all other net premiums received during such period will be allocated to the Money Market division of the Separate Account. See "Additional Information About EquiBuilder II Policies-Policy Periods, Anniversaries, Dates and Ages."

     The value of the Policy Account reflects the amount and frequency of premium payments, deductions and charges for the cost of insurance and expenses, the investment experience of amounts allocated to the Separate Account, interest earned on amounts allocated to the Guaranteed Interest Division, loans and partial withdrawals. There is no minimum guaranteed Policy Account value with respect to any amounts allocated to the investment divisions of the Separate Account and, if the investment performance of the portfolios corresponding to the investment divisions of the Separate Account is adverse, the value of a Policy Account can decline. See "Policy Account Value," below.

Policy Changes

     At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option chosen and may also increase or decrease the Face Amount of the policy, within limits. See "The Features Of EquiBuilder II Policies-Changes In EquiBuilder II Policies," "-Changing the Face Amount of Insurance," and "-Changing Death Benefit Options," below. Certain policy changes, such as a decrease in the Face Amount of a policy, may have adverse federal tax consequences. See "Federal Tax Considerations," below.

Flexible Premium Payments

     The frequency and the amount of premium payments are determined by the Policy Owner, within certain limits. An initial minimum premium is required based on the age, sex and risk class of the Insured Person and the Face Amount of the policy. A Policy Owner may stipulate a planned periodic premium as a guideline for future premiums, but if the planned premiums are not paid insurance coverage will continue so long as the policy has sufficient Net Cash Surrender Value to cover monthly charges. The Policy Owner need not pay premiums of any set amount (except that the minimum premium is $100) or according to any set schedule, but may have to make additional premium payments to keep the policy in force if the policy's Net Cash Surrender Value is insufficient to cover monthly charges. Payment of stipulated planned periodic premiums may not always provide sufficient Net Cash Surrender Value to cover monthly charges. See "The Features of EquiBuilder II Policies-Flexible Premium Payments," below.

Additional Benefits May Be Available

     Additional benefits to the policy may be added by rider. These benefits may include an accidental death benefit, life insurance for additional insured persons, life insurance for children and a disability waiver benefit to waive the cost of monthly deductions. The cost of any additional benefits will be deducted monthly from the Policy Account. See "The Features of EquiBuilder II Policies-Additional Benefits," below.

                  Investment Choices of EquiBuilder II Policies

     A Policy Owner may allocate amounts in his or her Policy Account for investment to either the Guaranteed Interest Division, which pays interest at a declared rate, or to any one or more of the investment divisions of the Separate Account, or both. The current investment divisions are:
     Money Market
     High Income
     Equity-Income
     Growth
     Overseas
     Investment Grade Bond
     Asset Manager
     Index 500
     Asset Manager: Growth
     Contrafund

     Amounts allocated to any of the investment divisions are invested by American Franklin in shares of a corresponding portfolio of the Variable Insurance Products Fund or of the Variable Insurance Products

     Fund II (individually, a "Fund," and collectively, the "Funds"), each of which is a "series" type mutual fund. The portfolios of the Funds have different investment objectives, policies and risks. Except for the Money Market, Investment Grade Bond and Index 500 Portfolios, the portfolios may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). See "Separate Account Investment Choices - The Funds," below.

     In order to effect allocations to the investment divisions of the Separate Account, American Franklin will purchase and redeem shares of the corresponding portfolios of the Funds according to the Policy Owner's premium and deduction allocation percentages, respectively. The shares of the Funds are sold exclusively to separate accounts of insurance companies. Purchase and redemption of shares will be made at net asset value through Fidelity Distributors Corporation ("FDC") acting as distributor for the Funds.

     Fidelity Management & Research Company ("Fidelity Management") is the investment manager of the Funds. Fidelity Management is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. See "Separate Account Investment Choices - The Investment Manager of the Funds," below, for information concerning the advisory fees that the Funds pay to Fidelity Management.

     Fidelity is one of America's largest investment management organizations. It includes a number of different companies, which provide a variety of financial services and products. Each portfolio of the Funds employs various Fidelity companies to perform certain activities required for its operation.


     Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of March 31, 1997, Fidelity Management advised funds having more than 29 million shareholder accounts with a total value of more than $432 billion.

     For a full description of the Funds, see the Prospectus of the Funds, which is attached to this Prospectus, and the Statements of Additional Information of the Funds referred to therein. Certain portfolios described in the Prospectus of the Funds are not available under the policy. See also "Separate Account Investment Choices" and "The Guaranteed Interest Division," below.


                             Deductions and Charges

Deductions from Premiums

     A deduction for any applicable taxes is made from premium payments. The amount of tax will vary from one jurisdiction to another. Taxes currently range up to 5%. After such deduction, the balance (the "net premium") is placed in the Policy Account. See "Deductions and Charges-Deductions from Premiums," below.

Charges Against the Policy Account

     Certain amounts are charged against every Policy Account by American Franklin at the beginning of each policy month. These are:

          an administrative charge (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect);

          a charge for additional benefits, if any; and

          a cost of insurance charge, which is based on the Insured Person's age, sex and risk class, and the amount of insurance.

     American Franklin guarantees that the monthly administrative and cost of insurance charges against the Policy Account will never be more than the maximum amounts shown in each policy.

     In addition, charges will be made upon each of the following:

          a partial withdrawal of Net Cash Surrender Value (currently $25 or 2% of the amount withdrawn, whichever is less);

          an increase in the Face Amount of insurance (currently a $1.50 administrative charge for each $1,000 increase, up to a maximum charge of $300); or

          a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer).

     The Policy Owner generally may specify the manner in which charges against the Policy Account are to be allocated. See "Deductions and Charges-Charges Against the Policy Account" and "Deductions and Charges-Other Transaction Charges," below.

Charges Against the Separate Account

     American Franklin imposes a daily charge at an effective annual rate of .75% of the value of the assets in the investment divisions of the Separate
Account for certain mortality and expense risks that American Franklin assumes. In addition, the value of the assets in the investment divisions of the Separate Account will be effected by investment management fees and other direct expenses of the Funds. See "Deductions and Charges-Charges Against the Separate Account," below.

Surrender Charge

     During the first ten policy years, a surrender charge will be deducted from the Policy Account if:

          the policy is surrendered for its Net Cash Surrender Value; or

          the policy is permitted to lapse at the end of a grace period.

     Any request for a reduction of the Face Amount of a policy during the first ten policy years will be considered a partial surrender and a pro rata portion of the surrender charge will be deducted. The maximum total surrender charge applicable to a particular policy is specified in the policy and is approximately equivalent to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the Insured Person. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one target premium plus 9% of all other premiums actually paid. The surrender charge is a contingent deferred sales charge designed to recover some expenses of distributing policies which are surrendered in their early years. See "Deductions and Charges-Surrender Charge," below.

Other Transaction Charges

     Charges will also be imposed for certain illustrations of expected death benefits and policy account values. See "Deductions and Charges - Other Transaction Charges."

                                 Policy Accounts

Transfers Among Investment Divisions

     A Policy Owner may transfer amounts in the Policy Account among the investment divisions. Transfers among investment divisions of the Separate Account or into the Guaranteed Interest Division take effect on the date American Franklin receives the request for transfer from the Policy Owner. Transfers out of the Guaranteed Interest Division may be made only on or within 30 days after a policy anniversary and are limited in amount. Minimum amounts are required for each transfer, usually $500. If more than four transfers a policy year are made, an administrative charge may be deducted from the Policy Account. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment

Divisions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below.

Borrowing Against the Policy Account

     The Policy Owner may borrow a total amount up to 90% of the Cash Surrender Value of his policy using the policy as security for the loan. A minimum loan amount, usually $500, will be stated in the policy. Policy loan interest accrues daily at a rate adjusted annually. For more information see "Policy Account Transactions-Borrowing from the Policy Account," below. Loans are deducted from the amount payable on surrender of the Policy and are also deducted from any death benefit payable. Loan interest accrues daily and, if it is not repaid each year, it is capitalized. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a Policy to lapse. If the Policy is not a modified endowment contract, lapse of the Policy with loans outstanding may result in adverse tax consequences. (See "Federal Tax Considerations.")

Withdrawing Cash from the Policy Account

     After a policy has been in effect for a year, the Policy Owner may make a partial withdrawal of Net Cash Surrender Value from the Policy Account. The current minimum withdrawal is $500, and each withdrawal is subject to certain other requirements. A charge (currently $25 or 2% of the amount withdrawn, whichever is less) will be deducted from the Policy Account for each withdrawal. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

Surrendering the Policy for Cash

     Each EquiBuilder II policy has a Cash Surrender Value, which is the difference between the value of the Policy Account and any surrender charge which applies during the first ten policy years. If the policy is surrendered for cash, the Policy Owner will receive the Net Cash Surrender Value, which is the Cash Surrender Value less any outstanding loan and loan interest due. See "Policy Account Transactions-Surrendering the Policy for Its Net Cash Surrender Value," below. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.

              Additional Information About EquiBuilder II Policies

Right to Examine the Policy

     The Policy Owner has the right to examine the policy and to return it to American Franklin for a refund. A refund request must be postmarked by the latest of:

          10 days after the Policy Owner receives the policy;

          10 days after American Franklin mails the Policy Owner a notice of this right; or

          45 days after the Policy Owner signed the application for the policy.

See "Additional Information About EquiBuilder II Policies-Right to Examine the Policy," below.

Federal Tax Considerations of EquiBuilder II Policies

     Generally, the death benefit paid to the beneficiary of a policy is not subject to federal income tax. In addition, under current federal tax law, the Policy Owner does not have to pay income tax on any earnings in the Policy Account as long as they remain in the Policy Account. The federal tax treatment of distributions from a policy (including loans, assignments, pledges, partial withdrawals and distributions on maturity, lapse or surrender) may depend on whether the policy is treated as a "modified endowment contract." A policy will be treated as a modified endowment contract if, in general, the cumulative amount of premiums paid during specified periods exceeds certain levels relating to death benefits provided under the policy. See "Federal Tax Considerations," below.

Lapse of the Policy

     A policy can lapse if the Net Cash Surrender Value is insufficient to pay monthly charges. This situation can result even while a Policy Account has positive value if potential surrender charges and policy loans are large enough so that there is not enough left to cover monthly charges. Payment of planned premiums does not guarantee the continuation of the policy. Also, failure to pay premiums will not automatically cause the policy to terminate. However, additional premium payments will be needed if the Net Cash Surrender Value is not sufficient to pay monthly charges. American Franklin will give the Policy Owner notice that additional premiums are required before a policy is terminated. See "Additional Information About EquiBuilder II Policies-Lapse of the Policy," below.

Inquiries and Notices


     All inquiries and notices regarding the policies should be directed to American Franklin at its Administrative Office at #1 Franklin Square, Springfield, Illinois 62713-0001. Currently, certain transactions under the policies may be effected by telephone. American Franklin reserves the right to suspend telephone transaction privileges at any time. American Franklin will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if these procedures are followed, will not be liable for any losses due to unauthorized or fraudulent instructions. Procedures followed for telephone transactions may involve requiring some form of personal identification, providing written confirmation of the transaction, and recording telephone instructions.


    Detailed Information About American Franklin and EquiBuilder II Policies

The American Franklin Life Insurance Company

     The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin has another separate account (Separate Account VUL) which issues interests in variable insurance policies having policy features that are similar to those of EquiBuilder II policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in Separate Account VUL. American Franklin also has a separate account which issues interests in variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713. The Franklin is not the issuer of the policies offered by this Prospectus, however, it has certain indirect obligations in respect to those policies arising from The Franklin's undertakings to the issuer, American Franklin, as a reinsurer of portions of the death benefits provided under the policies.

     American General Corporation ("American General"), through its wholly-owned subsidiary, AGC Life Insurance Company, owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life Insurance Company is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

     American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

     American General has advised American Franklin that there was no person who was known to it to be the beneficial owner of 10% or more of the voting power of American General as of January 29, 1997.

                     The Features of EquiBuilder II Policies

How EquiBuilder II Policies Differ from Whole Life Insurance

     EquiBuilder II policies are designed to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder II policies are different from traditional whole life insurance in that the Policy Owner is not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder II policies also provide for two different types of death benefit options and the Policy Owner may change options. Another feature of EquiBuilder II policies which is not available under traditional whole life insurance is that the Policy Owner generally has the ability to increase or decrease the Face Amount without purchasing a new policy. However, evidence of insurability may be required. In addition, the Policy Owner may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

Death Benefits

     American Franklin will pay a death benefit (net of any policy loan and loan interest and any overdue charges) to the beneficiary of a policy when the Insured Person dies. The Policy Owner may choose from two death benefit options:
Option A and Option B. Option A provides a benefit that equals the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B provides a benefit that equals the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. Under Option B, the value of the benefit is variable and fluctuates with the amount in the Policy Account. Option B entails a higher monthly cost of insurance charge than Option A and will cause the value of the Policy Account, and hence the Net Cash Surrender Value of the policy, to be less than if Option A were chosen, all other things being equal.

     Under both options, an alternate death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option selected. This benefit is a percentage multiple of the amount in the Policy Account. The percentage declines as the Insured Person gets older. The benefit will be the amount in the Policy Account on the day the Insured Person dies multiplied by the percentage for the Insured Person's age (as of his or her nearest birthday) at the beginning of the policy year of the Insured Person's death. For ages that are not shown on the table set forth below, the applicable percentages will decrease by a ratable portion for each full year.

                             Table of Death Benefits
                         Based On Policy Account Values
--------------------------------------------------------------------------------
                                           Minimum Death Benefit As Percentage
             Insured Person's Age                 Of The Policy Account
--------------------------------------------------------------------------------

                 40 or under                               250%
                 45                                        215
                 50                                        185
                 55                                        150
                 60                                        130
                 65                                        120
                 70                                        115
                 75 to 90                                  105
                 95                                        100

     For example, if the Insured Person were 40 years old and the amount in the Policy Account were $100,000, the death benefit would be at least $250,000 (250% of $100,000).

     These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for a policy to qualify as life insurance. See "Federal Tax Considerations," below.

     Under either Option A or Option B, the length of time a policy remains in force depends on the Net Cash Surrender Value of the policy. Because the charges that maintain the policy are deducted from the Policy Account, coverage will last as long as the Net Cash Surrender Value (the amount in the Policy Account minus the surrender charge and any outstanding policy loan and loan interest) can cover these deductions. (See "Additional Information about EquiBuilder II Policies-Lapse of the Policy," below.) The investment experience (which may be either positive or negative) of any amounts in the investment divisions of the Separate Account and the interest earned in the Guaranteed Interest Division will affect the amount in the Policy Account. As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

     Policy Owners who prefer to have insurance coverage that varies with the investment experience of their Policy Account should choose Option B. In no event will the death benefit under Option B be less than the greater of the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest). Policy Owners who prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges should choose Option A.

Policy Issuance Information

     American Franklin will not issue a new policy having a Face Amount that is less than $50,000 nor will it issue a policy in respect of an Insured Person who is older than 75.

     No insurance under a policy will take effect: (a) until a policy is delivered and the full initial premium is paid while the person proposed to be insured is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time the premium is paid.

     See "The Features of EquiBuilder II Policies-Flexible Premium Payments" and "Distribution of the Policies-Applications," below for additional information concerning procedures for obtaining a policy.

Maturity Benefit

     If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, American Franklin will pay the Policy Owner the amount in the Policy Account net of any outstanding loan and loan interest. The policy will then end.

Changes in EquiBuilder II Policies

     EquiBuilder II policies provide the Policy Owner flexibility to choose from a variety of strategies, described in the sections that follow, which enable the Policy Owner to increase or decrease his or her insurance protection.

     A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder II Policies-Changing the Face Amount of Insurance," below. A partial withdrawal of Net Cash Surrender Value reduces the Policy Account and death benefit while providing a cash payment, but does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below. Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged; under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder II Policies-Flexible Premium Payments," below.

     Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder II Policies-Changing the Face Amount of Insurance," below. Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder II Policies-Flexible Premium Payments," below.

Changing the Face Amount of Insurance

     Any time after the first policy year while a policy is in force, the Policy Owner may change the policy's Face Amount. This may be done by sending a written request to American Franklin's Administrative Office. Any change will be subject to American Franklin's approval and the following conditions:

          If the Face Amount is to be increased, satisfactory evidence that the Insured Person is still insurable must be provided. American Franklin's current procedure if the Insured Person has become a more expensive risk is to ask the Policy Owner to confirm that he or she wishes to pay higher cost of insurance charges on the amount of the increase.

          Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, a one-time administrative charge for each increase will be made against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

          The Face Amount may not be reduced below the minimum American Franklin requires to issue a policy at the time of the reduction. Monthly charges against the Policy Account for the cost of insurance will decrease if the Face Amount is reduced. If the Face Amount is reduced during the first ten policy years, a pro rata share of the applicable surrender charge will be made against the Policy Account. See `'Deductions and Charges-Surrender Charge," below.

     American Franklin's current procedure is to disapprove a requested decrease in the Face Amount if it would cause the alternate death benefit to apply. Instead, the Policy Owner will be requested to make a partial withdrawal of Net Cash Surrender Value from the Policy Account and then a decrease in the Face Amount. See "The Features of EquiBuilder II Policies-Death Benefits," below.

     American Franklin's current procedure, if the Policy Owner requests a Face Amount decrease when there has been a previous increase in the Face Amount, is to apply the decrease first against the most recent increase in the Face Amount. Decreases will then be applied to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

     Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract." See "Federal Tax Considerations," below.

Changing Death Benefit Options

     At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option by sending a written request to American Franklin's Administrative Office. If the death benefit is changed from Option A to Option B, the Face Amount will be decreased by the amount in the Policy Account on the date of the change. Such a change may not be permitted if it would reduce the Face Amount below the minimum American Franklin requires to issue a policy at the time of the reduction. If the death benefit is changed from Option B to Option A, the Face Amount of insurance will be increased by the amount in the Policy Account on the date of the change.

     No evidence of insurability will be required for the increase in the Face Amount that occurs when a change is made from Option B to Option A, nor will any charge be made for this increase. No surrender charge is made for the decrease in the Face Amount that occurs when a change is made from Option A to Option B. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based (see "Deductions and Charges-Charges Against the Policy Account-Cost of Insurance Charge," below).

When Policy Changes Go into Effect

     Any change in the Face Amount or death benefit option of a policy will go into effect at the beginning of the policy month following the date American Franklin approves a request for the change. After a request is approved, American Franklin will send the Policy Owner a written notice of the approval showing each change. The Policy Owner should attach this notice to his or her policy. American Franklin may also request that the policy be returned to its Administrative Office so that the appropriate changes may be made.

     In some cases, a change requested by the Policy Owner may not be approved because it might disqualify the policy as life insurance under applicable federal tax law. American Franklin will send the Policy Owner a written notice of its decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

Flexible Premium Payments

     The Policy Owner may choose the amount and frequency of premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. The planned premium is determined by the Policy Owner within limits set by American Franklin when the Policy Owner applied for a policy and is not necessarily designed to equal the amount of premiums that will keep the policy in effect. Planned premiums are generally the amount the Policy Owner decides he or she wants to pay and can be changed at any time.

     The Policy Owner must pay a minimum initial premium on or before the date on which the policy is delivered by American Franklin. The insurance will not go into effect until American Franklin receives this minimum initial premium. American Franklin determines the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits selected. The first premium payment may be made by check or money order payable to "The American Franklin Life Insurance Company." Any additional premiums should be made by check or money order payable to "The American Franklin Life Insurance Company" and should be sent directly to its Administrative Office.

     American Franklin will send the Policy Owner premium reminder notices based on the planned premium unless the Policy Owner requests American Franklin not to do so in his or her application or by writing to American Franklin's Administrative Office. Nevertheless, the Policy Owner may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

     Generally, the Policy Owner may pay other premiums at any time and in any amount, as long as each payment is at least $100. (Policies issued in some states may have different minimum premium payments.) American Franklin may increase this minimum upon 90 days' written notice. American Franklin may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law.
See "Federal Tax Considerations," below.

     If the Policy Owner stops paying premiums temporarily or permanently, the policy will continue in effect until the Net Cash Surrender Value can no longer cover the monthly charges against the Policy Account for the benefits selected. In addition, it should be noted that planned premiums may not be sufficient to maintain a policy because of investment experience, policy changes or other factors.

     The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder II policies work. The tables show death benefits and Policy Account and Cash Surrender Values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

Additional Benefits

     A policy may include additional benefits. A charge will be made against the Policy Account monthly for each additional benefit. These benefits may be cancelled at any time. More details will be included in the policy if any of these benefits are selected. The following additional benefits are currently available:

          Disability Waiver Benefit. With this benefit, monthly charges from the Policy Account are waived if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, American Franklin will waive monthly charges for life as long as the disability continues. If the disability starts after that, the charges will be waived only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

          Accidental Death Benefit. American Franklin will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

          Children's Term Insurance. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. They are covered only until the Insured Person reaches age 65 or the child reaches age 25, whichever first occurs.

          Term Insurance on an Additional Insured Person. Term insurance may be obtained for another person, such as the Insured Person's spouse, under a policy. A separate charge will be deducted for each additional insured person.

                       Separate Account Investment Choices


     After certain amounts are deducted from each premium, the balance, called the net premium, is put into the Policy Account established for each policy. The net premium is credited to the Policy Account as of the date the premium payment is received at American Franklin's Administrative Office, or, if later, the Register Date. The net premium is credited to the Policy Account prior to deductions of any charges against the Policy Account due on that date. See "Deductions and Charges-Deductions from Premiums," below. The Policy Account will be invested in the Money Market division until the first business day fifteen days after the Issue Date of the policy. At that time, the Policy Account will be allocated to the Guaranteed Interest Division or to one or more of the investment divisions of the Separate Account or both, according to the directions provided in the policy application. These instructions will apply to any subsequent premium until the Policy Owner provides new instructions to American Franklin at its Administrative Office. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100. See "The Guaranteed Interest Division," below.


The Separate Account and Its Investment Divisions

     The Separate Account was established on April 9, 1991 under the Insurance Law of the State of Illinois, and is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws. The Separate Account has several investment divisions, each of which invests in shares of a corresponding portfolio of the Variable Insurance Products Fund or of the Variable Insurance Products Fund II (individually, a "Fund," and collectively, the "Funds"). Currently, Money Market, High Income, Equity-Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund divisions are available for investment under EquiBuilder II policies. The Separate Account also issues interests under EquiBuilder III variable life insurance policies, which have policy features that are similar to those of EquiBuilder II policies but which have a different sales charge structure.

The Funds

     Each of the Funds is a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund portfolio. The Funds currently have an aggregate of ten portfolios, each of which has different investment objectives, policies and risks.

     The Funds do not impose a sales charge or "load" for buying and selling their shares. The Funds' shares are bought and sold by the Separate Account at net asset value pursuant to agreements between American Franklin, the Funds and the Funds' principal underwriter, Fidelity Distributors Corporation ("FDC"), 82 Devonshire Street, Boston, Massachusetts 02109. The Bank of New York, 110 Washington Street, New York, New York, is custodian of Money Market, High Income and Investment Grade Bond Portfolios' assets; The Chase Manhattan Bank N.A., 1211 Avenue of the Americas, New York, New York 10036, is custodian of Equity-Income, Overseas, Asset Manager and Asset Manager: Growth Portfolios' assets; and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of Growth, Index 500 and Contrafund Portfolios' assets. The custodians take no part in determining the investment policies of the portfolios or in deciding which securities are purchased or sold by the portfolios.

     The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner-Voting Privileges of Participants in Other Separate Accounts" for information about measures that will be taken to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.


     More detailed information about the Funds, their investment policies, risks, expenses and all other aspects of their operations appears in their Prospectus, which is attached to this Prospectus, and in their Statements of Additional Information referred to therein. See "Expenses of the Funds," below, for additional information relating to expenses of the Funds.


Investment Policies of the Portfolios of the Funds

     Each portfolio of the Funds has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each portfolio will affect its return and its risks. The investment experiences of the divisions of the Separate Account depend on the performances of the corresponding portfolios. The investment objectives, policies, restrictions and risks of the portfolios of the Funds are described in detail in the Prospectus for the Funds, which is attached to this Prospectus, and in the Funds' Statements of Additional Information. The policies and objectives of the portfolios of the Variable Insurance Products Fund corresponding to the divisions currently available for investment under EquiBuilder II policies may be summarized as follows:

          Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market securities of domestic and foreign issuers.

          High Income Portfolio seeks to obtain a high level of current income by investing primarily in high yielding, lower rated, fixed-income securities, while also considering growth of capital. The portfolio may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investment in these securities, please see the Prospectus for the Funds, which is attached to the Prospectus.

          Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

          Growth Portfolio seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities including bonds and preferred stocks.

          Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

     The policies and objectives of the portfolios of the Variable Insurance Products Fund II corresponding to the divisions currently available for investment under EquiBuilder II policies may be summarized as follows:

          Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The portfolio will maintain dollar-weighted average portfolio maturity of ten years or less.

          Asset Manager Portfolio seeks a high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

          Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index, while keeping transaction costs and other expenses low.

          Asset Manager: Growth Portfolio seeks to maximize total return over the long term through investments in stocks, bonds and short-term instruments.

          Contrafund Portfolio seeks to increase the value of investments over the long term by investing in securities of companies that are undervalued or out-of-favor.

     Except for the Money Market, Investment Grade Bond and Index 500 Portfolios, the portfolios may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). These securities are highly speculative. Lower-quality bonds involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. This is an aggressive approach to income investing. For a discussion of the risks of investment in these securities, please see the Prospectus for the Funds, which is attached to this Prospectus.

     There is no guarantee that any portfolio of the Funds will achieve its objective. In addition, the Funds' Prospectus advises that no single portfolio constitutes a balanced investment plan.

The Investment Manager of the Funds

     Subject to the approval and supervision of the Funds' Boards of Trustees, Fidelity Management manages the day-to-day investment operations of the Funds and exercises overall responsibility for the investment and reinvestment of the Funds' assets. See the Prospectus of the Funds for a description of the experience and qualifications of Fidelity Management.

     Fidelity is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It includes a number of different companies, which provide a variety of financial services and products. Each portfolio of the Funds employs various Fidelity companies to perform certain activities required for its operation.


     Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. Fidelity Management is a registered investment adviser under the Investment Advisers Act of 1940. As of March 31, 1997, Fidelity Management advised funds having more than 29 million shareholder accounts with a total value of more than $432 billion. FMR Corp. is the ultimate parent of Fidelity Management and FDC. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the Investment Company Act of 1940 to form a controlling group with respect to FMR Corp.

Ownership of the Assets of the Separate Account

     Under Illinois law, American Franklin owns the assets of the Separate Account and uses them to support EquiBuilder II policies, other variable life policies and other variable life policies it may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division. In addition to premiums from EquiBuilder II policies, American Franklin may allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. American Franklin may also permit charges owed to it to stay in the Separate Account. Thus, American Franklin may also participate proportionately in the Separate Account. These accumulated amounts belong to American Franklin and American Franklin may transfer them from the Separate Account to its General Account at any time.

Right to Change Operations

     American Franklin reserves the right to change or add investment companies in which Policy Accounts will be invested and to modify how it or the Separate Account operates. American Franklin intends to comply with applicable law in making any changes and, if necessary, will seek Policy Owner approval. American Franklin has the right to:

          add investment divisions to, or remove investment divisions from, the Separate Account, combine two or more divisions within the Separate Account, or withdraw assets relating to EquiBuilder II policies from one investment division and put them into another;

          register or end the registration of the Separate Account under the Investment Company Act of 1940;

          operate the Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of persons who are "interested persons" of American Franklin within the meaning of the Investment Company Act of 1940);

          restrict or eliminate any voting rights of Policy Owners or other people who have voting rights that affect the Separate Account;

          operate the Separate Account or one or more of its investment divisions in any other form the law allows, including a form that allows the Separate Account to make direct investments. The Separate Account may be charged an advisory fee if its investments are made directly, rather than through an investment company. American Franklin may invest the assets of the Separate Account in any legal investments. In choosing these investments American Franklin will rely on its own or outside counsel for advice. In addition, American Franklin may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently; and

          modify the provisions of the policies to assure qualification under the pertinent provisions of the Code or to comply with other applicable federal or state laws.

     If any changes are made that result in a material change in the underlying investments of an investment division, Policy Owners will be notified as required by law. American Franklin may, for example, cause an investment division to invest in a mutual fund other than or in addition to the Funds. If, as a result of any such material change, a Policy Owner then wishes to transfer the amount of his or her Policy Account invested in one investment division to another division of the Separate Account or to the Guaranteed Interest Division, he or she may do so without charge, by giving written instructions to American Franklin at its Administrative Office. At the same time, the manner in which net premiums and deductions are allocated may be changed.

                             Deductions and Charges

     For information regarding other charges see also "Policy Account Transactions," below.

Deductions From Premiums

     Unless a loan is outstanding (see "Policy Account Transactions-Repaying the Loan," below), any payment received by American Franklin before the Final Policy Date is treated as a premium. The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. Applicable taxes are deducted from all premiums. The balance of each premium (the net premium) is placed in the Policy Account.

     All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments and some levy other charges. Taxes currently range up to 5%. American Franklin deducts the applicable tax from each premium payment. This is a tax to American Franklin, so the Policy Owner cannot deduct it on his or her income tax return. The amount of the tax will vary depending on the jurisdiction in which the Policy Owner resides. Since the tax is a percentage of the premium, the amount of the tax will also vary with the amount of the premium. This deduction for taxes will be increased or decreased to reflect any changes in the applicable tax based on premiums. In addition, if a Policy Owner changes his or her place of residence, the deduction will be changed to the tax rate of the new jurisdiction. The Policy Owner should notify American Franklin if he or she changes residence.

Charges Against the Policy Account

     At the beginning of each policy month, the following charges are made against each Policy Account. Additional charges against amounts in the Separate Account are described under "Deductions and Charges-Charges Against the Separate Account," below.

     Administrative Charge. The current charge is $6 per month. This charge is designed to cover the continuing costs of maintaining the EquiBuilder II policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. This charge may be raised to reflect higher costs, but American Franklin guarantees it will never be more than $12 per month. At the beginning of each of the first twelve policy months that a policy is in effect, an additional administrative charge of $24 per month will be deducted. This charge permits American Franklin to recover the costs of issuance and placement of the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

     Cost of Insurance Charge. The monthly cost of insurance is American Franklin's current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month is increased due to the requirements of federal tax law (see "The Features of EquiBuilder II Policies-Death Benefits," above), the amount at risk for the month will also increase. For this purpose the amount of each Policy Account is determined before deduction of the cost of insurance charge but after all other charges due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

     The cost of insurance rate is based on the sex, age and risk class of the Insured Person and the Face Amount size band of the policy at the time of the charge. American Franklin may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. The maximum charges are based on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages. In Montana and Massachusetts there will be no distinctions based on sex. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. In addition, employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder II policy in connection with an employment related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, American Franklin will provide cost of insurance charges that do not distinguish between males and females.

            Illustrative Table of Monthly Cost of Insurance Rates for
             Male Non-Tobacco (rounded) per $1,000 of Amount at Risk

                   $50,000 - $199,999                 $200,000 and Over
                  Face Amount Size Band             Face Amount Size Band
                  ---------------------             ---------------------
Attained        Guaranteed        Current         Guaranteed        Current
  Age          Maximum Rate        Rate          Maximum Rate        Rate
  ---          ------------        ----          ------------        ----
   5             $  .08           $  .08           $  .08           $  .08
  15                .11              .11              .11              .10
  25                .15              .10              .15              .10
  35                .18              .11              .18              .10
  45                .38              .20              .38              .17
  55                .88              .49              .88              .42
  65               2.14             1.42             2.14             1.20

For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax, the cost of insurance for the first month will be $10.90. This example reflects deduction of the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of insurance rate ($.11 per $1,000).

     Charges for Additional Benefits. The cost of any additional benefits will be deducted monthly. These charges may be changed, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

     Changes in Monthly Charges. Any changes in the cost of insurance, charges for additional benefits or administrative charges will be by class of Insured Person and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Charges Against The Separate Account

     The amount in the Policy Account which is allocated to the investment divisions of the Separate Account will be reduced proportionately by the following fees and charges, which are allocated to the investment divisions of the Separate Account. These fees and charges will not be made against amounts allocated to the Guaranteed Interest Division.

     Mortality and Expense Risks. American Franklin makes a charge for assuming mortality and expense risks. American Franklin guarantees that monthly administrative and cost of insurance deductions from the Policy Account will never be greater than the maximum amounts shown in the policy. The mortality risk assumed is that insured persons will live for shorter periods than estimated. When this happens, American Franklin has to pay a greater amount of death benefit than expected in relation to the cost of insurance charges it received. The expense risk assumed is that the cost of issuing and administering policies will be greater than expected. American Franklin makes a daily charge for mortality and expense risks at an effective annual rate of .75% of the value of the assets in the Separate Account attributable to EquiBuilder II policies. This charge is reflected in the unit values for the investment divisions of the Separate Account. See "Policy Account Value-Determination of Unit Value," below. If the money collected from this charge is not needed, it will be to American Franklin's gain.

     Charges Against the Funds. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge. See "The Investment Adviser of the Funds," above and the Funds' Prospectuses and Statements of Additional Information for details concerning the Funds' investment management fees and other expenses.

     Tax Reserve. American Franklin reserves the right to make a charge in the future for taxes or reserves set aside for taxes, which will reduce the investment income of the investment divisions of the Separate Account.
See "Federal Tax Considerations," below.

Surrender Charge

     If a policy is totally surrendered, or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years, a surrender charge is imposed as a means to recover sales expenses. See "Distribution of the Policies," below. The amount of the surrender charge will vary depending on the policy year in which the redemption occurs and the amount of premium paid. No surrender charge will be applicable after the tenth policy year. If during the first ten policy years a policy is not surrendered or permitted to lapse and the Face Amount is not reduced, no surrender charge will be incurred.

     The surrender charge is a contingent deferred sales load. It is a contingent load because it is imposed only if the Policy Owner surrenders his or her policy (or reduces its Face Amount or lets it lapse) during the first ten policy years. It is a deferred load because it is not deducted from premiums. The amount of the load in a policy year is not necessarily related to actual sales expense in that year. See "Distribution of the Policies," below.

     The surrender charge is the difference between the amount in a particular Policy Account and the Cash Surrender Value of the related policy during the first ten policy years.

     In the first ten policy years, a surrender charge will be imposed if the Policy Owner:

          totally surrenders his or her policy for its Net Cash Surrender Value;

          reduces the Face Amount of his or her policy; or

          lets his or her policy lapse.

     Surrender charges are based on "Target" Premiums. Target Premiums are not based on the "planned" premium the Policy Owner determines. See "The Features Of EquiBuilder II Policies-Flexible Premium Payments." Target Premiums are based on the age and sex of the Insured Person and the initial Face Amount of the policy. In general, a Target Premium would equal the amount of annual premium necessary to maintain a fixed-benefit whole life policy for the same face amount on the life of the Insured Person.

     The maximum surrender charge for a policy will be shown on the Policy Information page of a policy and will equal 50% of one Target Premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

     Subject to the maximum surrender charge, the surrender charge is calculated based on actual premium payments. The surrender charge equals 30% of premium payments made during the first policy year up to the amount of one Target Premium and 9% of any additional premiums paid during the first ten policy years, but not more than 50% of one Target Premium.

     Paying less than one Target Premium in the first policy year will reduce the surrender charge only if not more than approximately five Target Premiums are paid before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increase the risk that a policy will lapse (and that a surrender charge will be incurred that would not have been incurred if the policy had remained in force). If payments are structured in this manner, the amounts in the Policy Account would need to receive favorable investment performance for the policy not to lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk). Attempting to structure the timing and amount of premium payments to reduce the potential surrender charge below the maximum is not recommended.

EXAMPLE: Assume the purchase of a $200,000 initial Face Amount policy for a male age 40. This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year:

During Year    Premium    Charge     Premium    Charge      Premium   Charge
      1         $3,000      $749      $2,280      $684       $1,140     $342
      2          3,000     1,019       2,280       889        3,420      650
      3          3,000     1,140       2,280     1,094        2,280      855
      4          3,000     1,140       2,280     1,140        2,280    1,060
      5          3,000     1,140       2,280     1,140        2,280    1,140
      6          3,000     1,140       2,280     1,140        2,280    1,140
      7          3,000       912       2,280       912        2,280      912
      8          3,000       684       2,280       684        2,280      684
      9          3,000       456       2,280       456        2,280      456
     10          3,000       228       2,280       228        2,280      228

The maximum surrender charge will be reduced by the amount of any pro rata surrender charge previously imposed in connection with a decrease in the Face Amount of a policy.

     During the first ten policy years, a decrease in the Face Amount of a policy may be considered a partial surrender and American Franklin will deduct a portion of the surrender charge. If the Face Amount of a policy is increased and then decreased, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount at the Issue Date). Generally, the pro rata surrender charge for a partial surrender will be determined by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge which would apply if the policy were surrendered.

     For example, assume that a policy is issued for a male age 40 with a Face Amount of $200,000. In the third policy year, the Policy Owner decides to decrease this Face Amount by $100,000. Assume also that an annual premium of $3,000 was paid for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

          Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 / $200,000 = .5)

          Then multiply this fraction by the maximum surrender charge in effect before the decrease.

          Pro rata surrender charge = .5 x $1,140 = $570.

Thus, the Policy Owner would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year. The maximum surrender charge payable in the future will be reduced proportionately. American Franklin would send the Policy Owner a new Policy Information page that shows the new maximum charges. The Policy Owner will pay the maximum only if he or she surrenders the policy or lets the policy lapse after paying enough premiums to reach the maximum.

Other Transaction Charges

     In addition to the deductions and charges described above, fees for certain policy transactions are charged against the Policy Account:

          Partial Withdrawal of Net Cash Surrender Value. There is an administrative charge that is currently $25 or 2% of the amount withdrawn, whichever is less, each time a partial withdrawal is made. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

          Increase in the Face Amount of Insurance. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder II Policies-Changes in EquiBuilder II Policies," above.

          Transfers. If more than four transfers of Policy Account value are made in a policy year among investment divisions, a charge of up to a maximum of $25 for each additional transfer in that policy year may be made. However, if all of the assets are transferred to the Guaranteed Interest Division, no transfer charge will be imposed. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions," below. A request for transfer involving the simultaneous transfer of funds from or to more than one investment division will be considered one transfer.

          Illustrations. If, after a policy is issued, a Policy Owner requests more than one illustration of projected death benefits and Policy Account and Cash Surrender Values in a policy year, a fee may be charged. See `'Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

The fees for partial withdrawals, increases in face amount and transfers are guaranteed never to exceed the amounts stated above. See also "Deductions and Charges-Surrender Charge," above.


Expenses of the Funds

     For managing each portfolio's investments and business affairs, each portfolio pays Fidelity Management a monthly fee. See the Prospectus and Statement of Additional Information of the Funds for a description of the way in which these fees are calculated. Each portfolio also pays fees to other companies affiliated with Fidelity Management for various services. Fidelity Management has entered into sub-advisory agreements with affiliated companies with respect to management of the High Income, Overseas, Money Market, Asset Manager, Asset Manager: Growth and Contrafund Portfolios. The following table shows the management fees, other expenses and total annual expenses paid during fiscal 1996 by each portfolio, expressed as a percentage of average daily assets of each portfolio:

                                                                  Total Annual
Portfolio                         Management Fee  Other Expenses    Expenses

Money Market Portfolio                 0.21%           0.09%          0.30%

High Income Portfolio                  0.59%           0.12%          0.71%

Equity-Income Portfolio                0.51%           0.07%          0.58%(1)

Growth Portfolio                       0.61%           0.08%          0.69%(1)

Overseas Portfolio                     0.76%           0.17%          0.93%(1)

Investment Grade Bond Portfolio        0.45%           0.13%          0.58%

Asset Manager Portfolio                0.64%           0.10%          0.74%(1)

Index 500 Portfolio                    0.13%           0.15%          0.28%(2)

Contrafund Portfolio                   0.61%           0.13%          0.74%(1)

Asset Manager: Growth Portfolio        0.65%           0.22%          0.87%(1)

(1) A portion of the brokerage commissions the Funds paid was used to reduce its expenses . In addition, the Funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions total annual expenses would have been: for Equity-Income Portfolio:
0.56%; for Growth Portfolio: 0.67%; for Overseas Portfolio: 0.92%; for Asset Manager Portfolio: 0.73%; for Asset Manager: Growth Portfolio: 0.85%; and for Contrafund Portfolio: 0.71%.

(2) The Funds' expenses were voluntarily reduced by the Funds' investment adviser. Absent reimbursement, management fees, other expenses, and total annual expenses would have been: for Index 500 Portfolio: 0.28%, 0.15% and 0.43%, respectively.

     Fidelity Management may, from time to time, agree to reimburse a portfolio for management fees and other expenses above a specified percentage of average net assets. Reimbursement arrangements, which may be terminated at any time without notice, will increase a portfolio's yield. If Fidelity Management discontinues a reimbursement arrangement, an affected portfolio's expenses will go up and its yield will be reduced. Fidelity Management retains the ability to be repaid by a portfolio for expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Repayment by a portfolio will lower its yield.

     See the Prospectus and the Statements of Additional Information of the Funds for more information about the services provided by and the fees paid to Fidelity Management and its affiliated companies.

     Affiliates of Fidelity Management may compensate American Franklin or an affiliate for administrative, distribution, or other services relating to the portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the policies and certain other variable contracts issued by American Franklin and its affiliates.


Allocation of Policy Account Charges

     Generally, charges against each Policy Account for monthly charges or certain transaction fees are allocated among the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages specified by the Policy Owner in his or her application or in accordance with subsequent instructions received by American Franklin from the Policy Owner. However, deductions for the first policy month will generally be made from the Money Market division. See "Separate Account Investment Choices."

     Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. A Policy Owner may change deduction allocation percentages by giving instructions to American Franklin at its Administrative Office. Changes will be effective as of the date they are received by American Franklin.

     Charges for partial withdrawals of Net Cash Surrender Value and transfers of Policy Account values will be subtracted equally among the divisions from which the transactions were made. If American Franklin cannot make a charge as described above, it will make the charge based on the proportion that the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the investment divisions of the Separate Account bear to the total unloaned value of the Policy Account.

                              Policy Account Value

     The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the various investment divisions of the Separate Account. The amount in a Policy Account also reflects various deductions and charges. Monthly charges are made as of the first day of each policy month. Transaction charges or surrender charges are made as of the effective date of the transaction (for example, administrative charges for increases in Face Amount are made as of the next monthly policy anniversary after American Franklin approves the Policy Owner's request).

     Charges against the Separate Account are reflected daily. Any amount allocated to an investment division of the Separate Account will increase or decrease depending on the investment experience of that division. For amounts allocated to the investment divisions of the Separate Account, there is no guaranteed minimum cash value. The value of amounts in a Policy Account allocated to the Guaranteed Interest Division is guaranteed.
See "The Guaranteed Interest Division," below.

Amounts in the Separate Account

     Amounts allocated, transferred or added to the investment divisions of the Separate Account are used to purchase units representing undivided interests in the various divisions. The amount in each division is represented by the value of the units credited to the Policy Account for that division. The number of units purchased or redeemed in an investment division of the Separate Account is calculated by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the date of the transaction (see "Additional Information About EquiBuilder II Policies-Policy Periods, Anniversaries, Dates and Ages," below, regarding the date that the net amount of the initial premium is credited to the Policy Account and interim allocation of the initial net premium and any other net premium received prior to the time that 15 days have elapsed after the Issue Date, and see "Policy Account Transactions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions). The number of units for an investment division at any time is the number of units purchased less the number of units redeemed. The value of units fluctuates with the investment performance of the corresponding portfolio of a Fund, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and the Fund's expenses. The unit values also reflect charges American Franklin makes against the Separate Account. The number of units credited to a Policy Account, however, will not vary because of changes in unit values. On any given day, the value a Policy Account has in an investment division of the Separate Account is the unit value times the number of units credited to the Policy Account in that division. The units of each investment division of the Separate Account have different unit values.

     Units of an investment division are purchased when the Policy Owner allocates premiums, repays loans or transfers amounts to that division. Units are redeemed or sold when the Policy Owner makes withdrawals or transfers amounts from an investment division of the Separate Account (including transfers for loans) and to pay the death benefit when the Insured Person dies. American Franklin also redeems units for monthly charges or other charges from the Separate Account.

Determination of the Unit Value

     American Franklin determines unit values for each investment division of the Separate Account at the end of each business day. Generally, a business day is any day American Franklin is open and the New York Stock Exchange is open for trading. American Franklin will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day is equal to the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

     American Franklin determines a net investment factor for each investment division every business day as follows:

          First, the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day is determined (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, American Franklin uses the share value reported to it by the Fund;

          Next, any dividends or capital gains distributions paid by the Fund for the corresponding portfolio on that day are added;

          Then, this sum is divided by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

          Then, a daily asset charge for each calendar day between business days is subtracted (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .00002063, which is an effective annual rate of .75%. This charge is for mortality and expense risks assumed by American Franklin under the policy;

          Finally, any daily charge for taxes or amounts set aside as a reserve for taxes is subtracted.

     Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                           Policy Account Transactions

     The transactions described below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. The Policy Owner should consider the net effects before combining Policy Account transactions. See "The Features of EquiBuilder II Policies-Changes in EquiBuilder II Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

Changing Premium and Deduction Allocation Percentages

     A Policy Owner may change the allocation percentages of his or her net premiums or of his or her monthly deductions by giving instructions to American Franklin at its Administrative Office. These changes will go into effect as of the date American Franklin receives the request at its Administrative Office and will affect transactions on and after that date.

Transfers of Policy Account Value Among Investment Divisions

     A Policy Owner may transfer amounts from any investment division of the Separate Account to any other investment division of the Separate Account or to the Guaranteed Interest Division. A Policy Owner may make up to four transfers of Policy Account value among investment divisions of the Separate Account in each policy year without charge. Depending on the overall cost of performing these transactions, American Franklin may charge up to a current maximum of $25 for each additional transfer, except that no charge will be imposed for a transfer of all amounts in the investment divisions of the Separate Account to the Guaranteed Interest Division. If all amounts are in the Guaranteed Interest Division, the policy will not vary for investment experience. To make a transfer, the Policy Owner should give instructions to American Franklin at its Administrative Office.

     If a charge is imposed for making a transfer, American Franklin will allocate the charge as described under "Deductions And Charges-Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

     A transfer from an investment division of the Separate Account will take effect as of the date American Franklin receives instructions to make the transfer. The minimum amount American Franklin will transfer on any date will be shown on the Policy Information page in each policy and is usually $500. This minimum need not come from any one investment division or be transferred to any one investment division as long as the total amount transferred that day equals or exceeds the minimum. However, American Franklin will transfer the entire amount in any investment division of the Separate Account even if it is less than the minimum specified in a policy. Policy Owners should note that future premiums will continue to be allocated to investment divisions of the Separate Account or the Guaranteed Interest Division in accordance with existing allocations unless instructions are also given with respect to changing them.

     Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division-Transfers From The Guaranteed Interest Division," below.

Borrowing from the Policy Account

     At any time that a policy has a Net Cash Surrender Value, the Policy Owner may borrow money from American Franklin using only his or her policy as security for the loan. The maximum aggregate amount that will be loaned is equal to 90% of the Cash Surrender Value of the policy on the date the request for a loan is received by American Franklin at its Administrative Office. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. If the Policy Owner requests an additional loan, the amounts of any outstanding loan and loan interest will be added to the additional amount requested and the original loan will be cancelled. Thus, only one loan will be outstanding at any time. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that American Franklin expects will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations-Policy Proceeds," below, with respect to the federal income tax consequences of a loan.

Loan Requests

     Requests for loans should be made to American Franklin at its Administrative Office. The Policy Owner may specify how much of the loan should be taken from the unloaned amount, if any, of his or her Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the investment divisions of the Separate Account. If a loan is requested from an investment division of the Separate Account, American Franklin will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. The amounts in each division will be determined as of the day American Franklin receives the request for a loan at its Administrative Office.

     If the Policy Owner does not specify how to allocate a loan, the loan will be allocated according to the Policy Owner's deduction allocation percentages. If the loan cannot be allocated based on these percentages, American Franklin will allocate it based on the proportions of the unloaned amount, if any, of the Policy Owner's Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each investment division of the Separate Account to the unloaned value of the Policy Account.

Policy Loan Interest

     Interest on a policy loan accrues daily at an adjustable interest rate. American Franklin determines the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year. American Franklin will notify the Policy Owner of the current rate when a loan is requested. American Franklin determines loan rates as follows. The maximum rate is the greater of:

          5-1/2% ; or

          the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

     If this average is no longer published, American Franklin will use any successor or the average established by the insurance supervisory official of the jurisdiction in which the policy is delivered. American Franklin will not charge more than the maximum rate permitted by applicable law. American Franklin may also set a rate lower than the maximum.

     Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. American Franklin will give advance notice of any increase in the interest rate on any loans outstanding.

When Interest is Due

     Interest is due on each policy anniversary. If interest is not paid when it is due, it will be added to the outstanding loan and allocated based on the deduction allocation percentages for the Policy Account then in effect. This means American Franklin makes an additional loan to pay the interest and transfers amounts from the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division to make the loan. If American Franklin cannot allocate the interest based on these percentages, it will allocate it as described above for allocating the loan.

Repaying the Loan

     All or part of a policy loan may be repaid at any time while the Insured Person is alive and a policy is in force. While a policy loan is outstanding, American Franklin will apply all amounts it receives in respect of that policy to repayment of the policy loan unless the payment is accompanied by written instructions that it is to be considered a premium.

     American Franklin will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if a Policy Owner borrowed $500 from the Guaranteed Interest Division and $500 from the Equity-Income Division, no repayments may be allocated to the Equity-Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After this amount has been repaid, the Policy Owner may specify how subsequent repayments should be allocated. If the Policy Owner does not give instructions, American Franklin will allocate repayments based on current premium allocation percentages at the time repayment is made.

The Effects of a Policy Loan on the Policy Account

     A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if the loan is repaid. When a loan is made against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the investment divisions of the Separate Account or in the unloaned portion of the Guaranteed Interest Division.

     The interest rate for loaned amounts in the Guaranteed Interest Division is expected to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. Generally, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, but never less than 4-1/2%. Each month, this interest is added to unloaned amounts of the Policy Account in the Guaranteed Interest Division.

     The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the investment divisions of the Separate Account and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division. For example, if $1,000 is borrowed against $5,000 in the Money Market Division, the $1,000 will be set aside in the Guaranteed Interest Division. This $1,000 would not be affected by any increases or decreases in the value of units in the Money Market Division. However, the $1,000 earns interest at a declared interest rate.

Lapse of the Policy

     A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because the loaned amount cannot be used to cover the monthly charges that are made against the Policy Account. If these charges exceed the Net Cash Surrender Value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the Cash Surrender Value, additional premium payments may be required to keep the policy in force if the maximum amount is borrowed. For more information about these provisions, see "Additional Information About EquiBuilder II Policies-Lapse of the Policy," below.

Withdrawing Money from the Policy Account

After a policy has been in effect for a year, the Policy Owner may request a partial withdrawal of the Net Cash Surrender Value by making a written request to American Franklin at its Administrative Office. Any withdrawal is subject to certain conditions. It must:

          be at least $500;

          not cause the death benefit to fall below the minimum for which American Franklin would issue the policy at the time (see "Policy Account Transactions-The Effects of a Partial Withdrawal," below); and

          not cause the policy to fail to qualify as life insurance under applicable tax law.

     The Policy Owner may specify how much of the withdrawal he or she wants taken from each investment division. If no instructions are given, American Franklin will make the withdrawal on the basis of the then current deduction allocation percentages. If American Franklin cannot withdraw the amount based on the Policy Owner's directions or on the deduction allocation percentages, American Franklin will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the investment divisions of the Separate Account to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account is in the Guaranteed Interest Division and 50% is in the Money Market Division and the Policy Owner wants to withdraw $1,000, American Franklin would take $500 from each division.

Withdrawal Charges

     When a partial withdrawal of Net Cash Surrender Value is made, a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, will be charged against the Policy Account. This charge will be allocated equally among the divisions from which the withdrawal was made. If the charge cannot be allocated in this manner, it will be allocated as described under "Deductions And Charges-Allocation of Policy Account Charges," above.

The Effects of a Partial Withdrawal

     A partial withdrawal of Net Cash Surrender Value reduces the amount in the Policy Account. It also reduces the Cash Surrender Value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder II Policies-Death Benefits," above. If death benefit Option A is selected, the Face Amount of the policy will also be reduced so there will be no change in the amount at risk. No pro rata surrender charge will be deducted in connection with a reduction in Face Amount made in connection with a partial withdrawal of Net Cash Surrender Value. An endorsement will be sent to the Policy Owner to reflect this change. The Policy Owner may be asked to return the policy to American Franklin's Administrative Office to make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. The withdrawal and these reductions will be effective as of the date American Franklin receives the request at its Administrative Office. See "Federal Tax Considerations-Policy Proceeds," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if the Policy Owner's need for cash is temporary.

Surrendering the Policy for Its Net Cash Surrender Value

     During the first ten policy years, the Cash Surrender Value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges-Surrender Charge," above. After ten policy years, the Cash Surrender Value and Policy Account are equal. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.

     A policy may be surrendered for its Net Cash Surrender Value at any time while the Insured Person is living. This may be done by sending a written request and the policy to American Franklin at its Administrative Office. The Net Cash Surrender Value of the policy equals the Cash Surrender Value minus any outstanding loan and loan interest. American Franklin will compute the Net Cash Surrender Value as of the date a request for surrender and the policy are received by American Franklin at its Administrative Office, and all insurance coverage under the policy will end on that date.

                        The Guaranteed Interest Division

     A Policy Owner may allocate some or all of a Policy Account to the Guaranteed Interest Division, which is part of American Franklin's General Account and pays interest at a declared rate guaranteed by American Franklin for each policy year. The principal, after charges, is also guaranteed by American Franklin. The General Account supports American Franklin's insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the Guaranteed Interest Division have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Division nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. American Franklin has been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities law relating to the accuracy and completeness of statements made in a prospectus.

Amounts in the Guaranteed Interest Division

     A Policy Owner may accumulate amounts in the Guaranteed Interest Division by:

          allocating net premiums and loan repayments;

          transferring amounts from the investment divisions of the Separate Account; or

          earning interest on amounts already allocated to the Guaranteed Interest Division.

     The amount allocated to the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments allocated to that division and all transfers and earned interest, and includes amounts securing any policy loan outstanding. This amount is reduced by amounts transferred or withdrawn from and charges allocated to this division.

Interest on Amounts in the Guaranteed Interest Division

     American Franklin pays a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, American Franklin declares the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. Different rates are paid on unloaned and loaned amounts in the Guaranteed Interest Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4-1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

     At the end of each policy month, American Franklin will credit interest to amounts in the Guaranteed Interest Division in the following way:

          amounts in the Guaranteed Interest Division during the entire policy month are credited with interest from the beginning to the end of the month;

          amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments are credited with interest from the date American Franklin receives them. The only exception to this rule applies to the initial net premium payment. American Franklin will allocate the initial net premium to the Money Market division until 15 days after the Issue Date (any other net premium received during this period will be allocated in the same way), and will then allocate the amounts in the Policy Account to the Guaranteed Interest Division and the investment divisions of the Separate Account in accordance with the Policy Owner's premium allocation percentages. See "Additional Information About EquiBuilder II-Policy Periods, Anniversaries, Dates and Ages," below;

          amounts transferred to the Guaranteed Interest Division are credited with interest from the date of the transfer to the end of the month; and

          amounts charged against or withdrawn from the Guaranteed Interest Division are credited with interest from the beginning of the policy month to the date of the charge or withdrawal.

     Interest credited to any loaned amounts in the Guaranteed Interest Division is allocated to the unloaned portion of the Guaranteed Interest Division and the investment divisions of the Separate Account in accordance with the Policy Owner's premium allocation percentages at the end of the policy year or at the time of a full loan repayment.

Transfers from the Guaranteed Interest Division

     A Policy Owner may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the investment divisions of the Separate Account. American Franklin will make the transfer as of the date a written request for transfer is received, provided that the request is received within 30 days after a policy anniversary. The maximum amount that may be transferred is the greater of 25% of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when it is issued. The smallest amount that may be transferred is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

              Additional Information About EquiBuilder II Policies

Right to Examine the Policy

     Each Policy Owner has a right to examine the policy. If for any reason the Policy Owner is not satisfied with it, he or she may cancel the policy within the time limits described below. The Policy Owner may cancel the policy by sending it with a written request to cancel to American Franklin's Administrative Office.

          A request to cancel the policy must be postmarked no later than the latest of the following three dates:

          10 days after the Policy Owner receives his or her policy;

          10 days after American Franklin mails the Policy Owner a written notice disclosing the right to cancel (Notice of Withdrawal Right); or

          45 days after the Policy Owner signs Part 1 of the policy application.

     If the Policy Owner cancels the policy, American Franklin will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the premiums paid.

     Insurance coverage ends when a Policy Owner sends a request for cancellation.

Lapse of the Policy

     If the Net Cash Surrender Value of a policy is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the Cash Surrender Value of a policy, American Franklin will commence procedures to terminate the policy. American Franklin will notify the Policy Owner and any assignee shown on its records in writing that the Net Cash Surrender Value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the Cash Surrender Value of the policy, that a grace period has begun during which the Policy Owner must pay an additional premium to prevent lapse of the policy, and that a specified amount of premium, which will cover estimated monthly charges for three months, must be paid to avoid lapse of the policy. The grace period extends for 61 days beginning on the day American Franklin sends the Policy Owner notice that the grace period is starting.

     If American Franklin receives payment of at least the stipulated amount before the end of the grace period, the amount paid will be used to satisfy the overdue charges. Any balance left will be placed in the Policy Account and allocated in the same manner as previous premium payments. A payment of less than the Stipulated Amount received before the end of the grace period will be applied to overdue charges but will not prevent lapse of the policy.

     If American Franklin does not receive payment within the 61 days, the policy will lapse without value. American Franklin will withdraw any amount left in the Policy Account and apply this amount to the charges owed to it, including any applicable surrender charge.

     If the Insured Person dies during the grace period, American Franklin will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

Reinstatement of the Policy

     A Policy Owner may reinstate his or her policy within three years after it lapses if:

          evidence is provided that the Insured Person is still insurable; and

          a premium payment sufficient to keep the policy in force for three months after the date it is reinstated is paid to American Franklin.

     The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date American Franklin approves the reinstatement application. Upon reinstatement, the maximum surrender charge for the policy will be reduced by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, the policy will be deemed to have been in effect since the original Register Date. Previous loans will not be reinstated.

Policy Periods, Anniversaries, Dates and Ages

     Policy years, policy months and policy anniversaries are measured from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 4:00 p.m., Springfield, Illinois time.

     The Register Date is the earlier of the Issue Date or the Date of Payment. The Date of Payment will normally be the day of receipt of a check for the full initial premium at American Franklin's Administrative Office. The Issue Date, shown on the Policy Information page of each policy, is the date a policy is actually issued, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the Issue Date, as is the suicide exclusion.

     The initial net premium will be put in the Policy Account as of the Date of Payment. The initial net premium will be allocated to the Money Market division of the Separate Account, regardless of the Policy Owner's premium allocation percentages, until the first business day 15 days after the Issue Date. Any other net premium received during that period will also be allocated to the Money Market division. On the first business day 15 days after the Issue Date, the amount in the Policy Account will be reallocated in accordance with the Policy Owner's premium allocation percentages. Charges and deductions under the policy are first made as of the Register Date. See "The Features of EquiBuilder II Policies-Death Benefits," above, regarding the commencement of insurance coverage.

     The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

     Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                           Federal Tax Considerations

Introduction

     The following summary provides a general description of the federal income tax considerations associated with your purchase of the Policy and does not purport to be complete or to cover all situations. American Franklin advises that counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon American Franklin's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service.

Tax Status of the Policy

     Code section 7702 sets forth the definition of a life insurance contract for federal tax purposes. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how section 7702 is to be adopted is limited. If a Policy were determined not to be a life insurance contract for purposes of section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.

     With respect to a Policy issued on the basis of a standard rate class, American Franklin believes (largely in reliance on IRS Notice 88-128 and the proposed regulations under section 7702, issued on July 5, 1991) that such a Policy should meet the section 7702 definition of a "life insurance contract." With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of section 7702 should be applied in determining whether such a policy meets the section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy section 7702, American Franklin may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with section 7702. For these reasons, American Franklin reserves the right to restrict Policy transactions as necessary to attempt to continue its qualification as a life insurance contract under section 7702.

     In addition to the definitional test described above, section 817(h) mandates that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under section 7702 of the Code. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss.1.817-5, which affect how the Fund's assets are to be invested.

     In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury also announced, in connection with the issuance of temporary regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policy Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policy Owner has additional flexibility in allocating premium payments and policy values. These differences could result in a Policy Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, American Franklin does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. American Franklin therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policy Owner from being considered the owner of a pro rata share of the assets of the Separate Account or to otherwise qualify the Policy for favorable tax treatment.

     The policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. American Franklin does not guarantee the tax treatment of any such arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

     The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. American Franklin believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a flexible-benefit life insurance policy for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under Code section 101(a)(1).

     Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option (i.e., a change from option A to option B or vice versa), a policy loan, a withdrawal, a surrender, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

     Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Account, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by a Policy, depend on whether the Policy is classified as a "Modified

Endowment Contract." Whether a Policy is or is not a modified endowment contract, upon a complete surrender or lapse of a Policy, or when benefits are paid at such a Policy's maturity, if the amounts received plus the amount of indebtedness exceeds the total investment in the Policy the excess will generally be treated as ordinary income subject to tax.

Modified Endowment Contracts. Code section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

     Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Account at the time of such change and the additional premiums paid in the seven years following the material change.

     The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Policy Owner should consult with a competent advisor to determine whether a policy transaction will case the Policy to be treated as a Modified Endowment Contract. American Franklin will, however, monitor Policies and will attempt to notify a Policy Owner on a timely basis if his or her Policy is, in American Franklin's judgment, in jeopardy of becoming a Modified Endowment Contract.

Distributions from Policies Classified as Modified Endowment Contracts. Policies classified as Modified Endowment Contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial surrenders from such a Policy, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Account immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is included in income except where the distribution or loan is made on or after the Policy Owner attains age 59 1/2, is attributable to the Policy Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's Beneficiary.

     If a Policy becomes a modified endowment contract after it is issued, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed as distributions from a modified endowment contract.

Distributions From Policies Not Classified as Modified Endowment Contracts. Distributions from a policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first fifteen years after the policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in section 7702.

     Loans from, or secured by, a policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans generally are treated as indebtedness of the Policy Owner.

     Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

Policy Loans. Generally, interest paid on any loan under a Policy is not deductible. Before taking a Policy loan, a Policy Owner should consult a tax adviser as to the tax consequences of such a loan.

Investment in the Policy. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Policy Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Policy Owner.

Multiple Policies. All modified Endowment Contracts that are issued by American Franklin (and its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Code section 72(e).

American Franklin's Income Taxes

     Under the life insurance company tax provisions of the Code, variable life insurance generally is treated in a manner consistent with fixed-benefit life insurance. The operations of the Separate Account are included in American Franklin's federal income tax return and American Franklin pays no federal income tax on investment income and capital gains reflected in variable life insurance policy reserves. Consequently, no charge is currently being made to any division of the Separate Account for federal income taxes of American Franklin. American Franklin reserves the right, however, to make such a charge in the future, if it incurs federal income tax which is attributable to the Separate Account. If such a charge were made, it would be set aside as a provision for taxes which would be kept in the affected division rather than in the General Account. It is anticipated that Policy Owners would benefit from any investment earnings that are not needed to maintain this provision.

     American Franklin may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to the Separate Account.

Income Tax Withholding

     Generally, unless the Policy Owner provides, in accordance with prescribed procedures, a written election to the contrary before a taxable distribution is made, American Franklin is required to withhold income tax from any portion of the money the Policy Owner receives if he or she withdraws money from the Policy Account or surrenders the policy or if the policy matures. If the Policy Owner does not wish American Franklin to withhold tax from the payment, or if it does not withhold enough, the Policy Owner may have to pay taxes later. Penalties may be applicable under the estimated tax rules if a Policy Owner's withholding and estimated tax payments are insufficient.

                 Illustrations of Death Benefits, Policy Account
               and Cash Surrender Values, and Accumulated Premiums

     The tables set forth below are intended to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and Cash Surrender Values ("policy benefits") could vary over an extended period of time if the investment divisions of the Separate Account had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual investment divisions. The tables are for male non-tobacco users. Planned premium payments are assumed to be paid at the beginning of each policy year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge.

     The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges-Deductions from the Policy Account-Cost of Insurance Charge" and "Deductions and Charges-Charges Against the Separate Account," above) and at the maximum rates American Franklin guarantees in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the Separate Account investment divisions. This charge includes a .75% annual charge against the investment divisions of the Separate Account for mortality and expense risks and the effect on each division's investment experience of the charges to the Funds' assets for management (.52% of aggregate average daily net assets is assumed) and direct expenses of the Funds (estimated at .14% of aggregate average daily net assets). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.41%, on 4% it would be 2.59%, on 8% it would be 6.59% and on 12% it would be 10.59%. Management fees and direct expenses of the Funds vary by portfolio and may vary from year to year. During 1995 the aggregate actual charge for management fees and direct expenses incurred by certain portfolios of the Funds as a percentage of average daily net assets exceeded the figures assumed. Fidelity Management has voluntarily agreed to reimburse the management fees and other expenses above a specified percentage of average net assets of some of the portfolios and to use a portion of the brokerage commissions paid by certain portfolios to reduce their total expenses. Such arrangements, which may be terminated at any time without notice, will increase a portfolio's yield.

     The tables assume an applicable tax rate based on premiums of 2%. There are tables for both Death Benefit Option A and Death Benefit Option B and each option is illustrated using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter. In each case, deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy is assumed in each of the first 12 policy months. The tables reflect the fact that no deduction is currently made for federal or state income taxes. If a charge is made for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

     The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a policy for a relatively short time will be high.

     At the request of an applicant for a policy, American Franklin will furnish a comparable illustration based on the age and sex of the proposed Insured Person, standard risk assumptions, a stipulated initial Face Amount and proposed premiums. Upon request after issuance American Franklin will also provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If illustrations are requested more than once in any policy year, a charge may be imposed.

                       Table of Contents For Illustrations

Initial Face Amount $200,000 Male Non-Tobacco

                                                        Premium           Page

Age 40, Option A-Current Charges                        $3,000             33
Age 40, Option A-Guaranteed Charges                     $3,000             33
Age 40, Option B-Current Charges                        $3,000             34
Age 40, Option B-Guaranteed Charges                     $3,000             34

Initial Face Amount $100,000 Male Non-Tobacco
                                                        Premium           Page

Age 40, Option A-Current Charges                        $1,500             35
Age 40, Option A-Guaranteed Charges                     $1,500             35
Age 40, Option B-Current Charges                        $1,500             36
Age 40, Option B-Guaranteed Charges                     $1,500             36

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $200,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $3,000
   DEATH BENEFIT OPTION A     ASSUMING CURRENT CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  3,150     $200,000 $200,000 $200,000 $200,000 $ 2,261 $ 2,365 $  2,469 $  2,573 $ 1,512 $ 1,616 $  1,720 $  1,824
     2         6,458      200,000  200,000  200,000  200,000   4,755   5,061    5,377    5,700   3,736   4,042    4,358    4,682
     3         9,930      200,000  200,000  200,000  200,000   7,192   7,806    8,455    9,138   6,052   6,666    7,315    7,998
     4        13,577      200,000  200,000  200,000  200,000   9,574  10,602   11,716   12,920   8,434   9,462   10,576   11,780
     5        17,406      200,000  200,000  200,000  200,000  11,901  13,449   15,172   17,084  10,761  12,309   14,032   15,944
     6        21,426      200,000  200,000  200,000  200,000  14,176  16,352   18,838   21,673  13,036  15,212   17,698   20,533
     7        25,647      200,000  200,000  200,000  200,000  16,370  19,282   22,700   26,704  15,458  18,370   21,788   25,792
     8        30,080      200,000  200,000  200,000  200,000  18,488  22,245   26,777   32,232  17,804  21,561   26,093   31,548
     9        34,734      200,000  200,000  200,000  200,000  20,533  25,244   31,084   38,313  20,077  24,788   30,628   37,857
    10        39,620      200,000  200,000  200,000  200,000  22,503  28,278   35,639   45,010  22,275  28,050   35,411   44,782
    11        44,751      200,000  200,000  200,000  200,000  24,401  31,351   40,462   52,393  24,401  31,351   40,462   52,393
    12        50,139      200,000  200,000  200,000  200,000  26,255  34,492   45,597   60,566  26,255  34,492   45,597   60,566
    13        55,796      200,000  200,000  200,000  200,000  28,034  37,671   51,040   69,592  28,034  37,671   51,040   69,592
    14        61,736      200,000  200,000  200,000  200,000  29,740  40,894   56,817   79,570  29,740  40,894   56,817   79,570
    15        67,972      200,000  200,000  200,000  200,000  31,375  44,162   62,954   90,614  31,375  44,162   62,954   90,614
    16        74,521      200,000  200,000  200,000  200,000  32,933  47,473   69,474  102,843  32,933  47,473   69,474  102,843
    17        81,397      200,000  200,000  200,000  200,000  34,378  50,796   76,381  116,379  34,378  50,796   76,381  116,379
    18        88,617      200,000  200,000  200,000  200,000  35,695  54,118   83,697  131,376  35,695  54,118   83,697  131,376
    19        96,198      200,000  200,000  200,000  204,275  36,906  57,462   91,475  148,028  36,906  57,462   91,475  148,028
    20       104,158      200,000  200,000  200,000  223,035  37,993  60,814   99,747  166,444  37,993  60,814   99,747  166,444
25 (Age 65)  150,340      200,000  200,000  200,000  355,050  40,926  77,282  150,051  291,025  40,926  77,282  150,051  291,025

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $200,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $3,000
   DEATH BENEFIT OPTION A        ASSUMING GUARANTEED
                               CHARGES CHARGES CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  3,150     $200,000 $200,000 $200,000 $200,000 $ 2,261 $ 2,365 $  2,469 $  2,573 $ 1,512 $ 1,616 $  1,720 $  1,824
     2         6,458      200,000  200,000  200,000  200,000   4,348   4,646    4,953    5,268   3,329   3,627    3,934    4,250
     3         9,930      200,000  200,000  200,000  200,000   6,358   6,939    7,553    8,202   5,218   5,799    6,413    7,062
     4        13,577      200,000  200,000  200,000  200,000   8,288   9,240   10,274   11,396   7,148   8,100    9,134   10,256
     5        17,406      200,000  200,000  200,000  200,000  10,138  11,548   13,123   14,880   8,998  10,408   11,983   13,740
     6        21,426      200,000  200,000  200,000  200,000  11,902  13,858   16,104   18,679  10,762  12,718   14,964   17,539
     7        25,647      200,000  200,000  200,000  200,000  13,581  16,170   19,227   22,830  12,669  15,258   18,315   21,918
     8        30,080      200,000  200,000  200,000  200,000  15,172  18,480   22,498   27,369  14,488  17,796   21,814   26,685
     9        34,734      200,000  200,000  200,000  200,000  16,670  20,784   25,926   32,340  16,214  20,328   25,470   31,884
    10        39,620      200,000  200,000  200,000  200,000  18,071  23,077   29,517   37,787  17,843  22,849   29,289   37,559
    11        44,751      200,000  200,000  200,000  200,000  19,371  25,355   33,282   43,765  19,371  25,355   33,282   43,765
    12        50,139      200,000  200,000  200,000  200,000  20,557  27,605   37,222   50,326  20,557  27,605   37,222   50,326
    13        55,796      200,000  200,000  200,000  200,000  21,617  29,815   41,342   57,532  21,617  29,815   41,342   57,532
    14        61,736      200,000  200,000  200,000  200,000  22,538  31,972   45,647   65,455  22,538  31,972   45,647   65,455
    15        67,972      200,000  200,000  200,000  200,000  23,304  34,059   50,142   74,177  23,304  34,059   50,142   74,177
    16        74,521      200,000  200,000  200,000  200,000  23,906  36,068   54,840   83,799  23,906  36,068   54,840   83,799
    17        81,397      200,000  200,000  200,000  200,000  24,332  37,987   59,752   94,435  24,332  37,987   59,752   94,435
    18        88,617      200,000  200,000  200,000  200,000  24,576  39,808   64,902  106,225  24,576  39,808   64,902  106,225
    19        96,198      200,000  200,000  200,000  200,000  24,625  41,521   70,307  119,326  24,625  41,521   70,307  119,326
    20       104,158      200,000  200,000  200,000  200,000  24,468  43,112   75,993  133,921  24,468  43,112   75,993  133,921
25( Age 65)  150,340      200,000  200,000  200,000  286,084  19,526  48,272  109,424  234,495  19,526  48,272  109,424  234,495

(1) Assumes net interest of 5% compunded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.
It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $200,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $3,000
   DEATH BENEFIT OPTION B     ASSUMING CURRENT CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  3,150     $202,257 $202,361 $202,465 $202,569 $ 2,257 $ 2,361 $  2,465 $  2,569 $ 1,509 $ 1,612 $  1,716 $  1,820
     2         6,458      204,743  205,049  205,364  205,687   4,743   5,049    5,364    5,687   3,724   4,030    4,345    4,668
     3         9,930      207,168  207,780  208,426  209,107   7,168   7,780    8,426    9,107   6,028   6,640    7,286    7,967
     4        13,577      209,533  210,556  211,664  212,862   9,533  10,556   11,664   12,862   8,393   9,416   10,524   11,722
     5        17,406      211,836  213,375  215,086  216,985  11,836  13,375   15,086   16,985  10,696  12,235   13,946   15,845
     6        21,426      214,082  216,241  218,706  221,518  14,082  16,241   18,706   21,518  12,942  15,101   17,566   20,378
     7        25,647      216,238  219,122  222,506  226,469  16,238  19,122   22,506   26,469  15,326  18,210   21,594   25,557
     8        30,080      218,308  222,021  226,497  231,885  18,308  22,021   26,497   31,885  17,624  21,337   25,813   31,201
     9        34,734      220,294  224,938  230,694  237,816  20,294  24,938   30,694   37,816  19,838  24,482   30,238   37,360
    10        39,620      222,194  227,872  235,107  244,313  22,194  27,872   35,107   44,313  21,966  27,644   34,879   44,085
    11        44,751      224,009  230,823  239,751  251,438  24,009  30,823   39,751   51,438  24,009  30,823   39,751   51,438
    12        50,139      225,771  233,822  244,671  259,287  25,771  33,822   44,671   59,287  25,771  33,822   44,671   59,287
    13        55,796      227,443  236,832  249,848  267,898  27,443  36,832   49,848   67,898  27,443  36,832   49,848   67,898
    14        61,736      229,028  239,855  255,300  277,352  29,028  39,855   55,300   77,352  29,028  39,855   55,300   77,352
    15        67,972      230,525  242,890  261,043  287,739  30,525  42,890   61,043   87,739  30,525  42,890   61,043   87,739
    16        74,521      231,927  245,928  267,087  299,147  31,927  45,928   67,087   99,147  31,927  45,928   67,087   99,147
    17        81,397      233,191  248,923  273,406  311,637  33,191  48,923   73,406  111,637  33,191  48,923   73,406  111,637
    18        88,617      234,295  251,851  279,994  325,299  34,295  51,851   79,994  125,299  34,295  51,851   79,994  125,299
    19        96,198      235,266  254,734  286,892  340,281  35,266  54,734   86,892  140,281  35,266  54,734   86,892  140,281
    20       104,158      236,081  257,547  294,097  356,683  36,081  57,547   94,097  156,683  36,081  57,547   94,097  156,683
25 (Age 65)  150,340      236,994  269,529  334,450  461,071  36,994  69,529  134,450  261,071  36,994  69,529  134,450  261,071

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $200,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $3,000
   DEATH BENEFIT OPTION B    ASSUMING GUARANTEED CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  3,150     $202,257 $202,361 $202,465 $202,569 $ 2,257 $ 2,361 $  2,465 $  2,569 $ 1,509 $41,612 $  1,716 $  1,820
     2         6,458      204,328  204,625  204,931  205,245   4,328   4,625    4,931    5,245   3,310   3,606    3,912    4,226
     3         9,930      206,314  206,891  207,501  208,145   6,314   6,891    7,501    8,145   5,174   5,751    6,361    7,005
     4        13,577      208,211  209,153  210,177  211,287   8,211   9,153   10,177   11,287   7,071   8,013    9,037   10,147
     5        17,406      210,017  211,408  212,962  214,694  10,017  11,408   12,962   14,694   8,877  10,268   11,822   13,554
     6        21,426      211,727  213,649  215,857  218,386  11,727  13,649   15,857   18,386  10,587  12,509   14,717   17,246
     7        25,647      213,339  215,873  218,866  222,391  13,339  15,873   18,866   22,391  12,427  14,961   17,954   21,479
     8        30,080      214,848  218,073  221,990  226,735  14,848  18,073   21,990   26,735  14,164  17,389   21,306   26,051
     9        34,734      216,251  220,244  225,231  231,448  16,251  20,244   25,231   31,448  15,795  19,788   24,775   30,992
    10        39,620      217,541  222,375  228,588  236,562  17,541  22,375   28,588   36,562  17,313  22,147   28,360   36,334
    11        44,751      218,714  224,459  232,063  242,111  18,714  24,459   32,063   42,111  18,714  24,459   32,063   42,111
    12        50,139      219,753  226,479  235,645  248,123  19,753  26,479   35,645   48,123  19,753  26,479   35,645   48,123
    13        55,796      220,644  228,414  239,324  254,630  20,644  28,414   39,324   54,630  20,644  28,414   39,324   54,630
    14        61,736      221,374  230,248  243,091  261,668  21,374  30,248   43,091   61,668  21,374  30,248   43,091   61,668
    15        67,972      221,923  231,955  246,927  269,269  21,923  31,955   46,927   69,269  21,923  31,955   46,927   69,269
    16        74,521      222,282  233,519  250,826  277,481  22,282  33,519   50,826   77,481  22,282  33,519   50,826   77,481
    17        81,397      222,437  234,921  254,775  286,351  22,437  34,921   54,775   86,351  22,437  34,921   54,775   86,351
    18        88,617      222,384  236,149  258,768  295,941  22,384  36,149   58,768   95,941  22,384  36,149   58,768   95,941
    19        96,198      222,109  237,181  262,793  306,310  22,109  37,181   62,793  106,310  22,109  37,181   62,793  106,310
    20       104,158      221,601  237,998  266,837  317,526  21,601  37,998   66,837  117,526  21,601  37,998   66,837  117,526
25 (Age 65)  150,340      214,577  237,483  286,127  387,833  14,577  37,483   86,127  187,833  14,577  37,483   86,127  187,833

(1) Assumes net interest of 5% compunded annually.

(2) Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.
It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $100,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $1,500
  DEATH BENEFIT OPTION A      ASSUMING CURRENT CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  1,575     $100,000 $100,000 $100,000 $100,000 $   940 $   988 $  1,036 $  1,084 $   566 $   613 $    661 $    709
     2         3,229      100,000  100,000  100,000  100,000   2,139   2,279    2,424    2,572   1,629   1,770    1,914    2,063
     3         4,965      100,000  100,000  100,000  100,000   3,308   3,592    3,891    4,206   2,738   3,022    3,321    3,636
     4         6,788      100,000  100,000  100,000  100,000   4,448   4,925    5,441    6,000   3,878   4,355    4,871    5,430
     5         8,703      100,000  100,000  100,000  100,000   5,560   6,281    7,082    7,972   4,990   5,711    6,512    7,402
     6        10,713      100,000  100,000  100,000  100,000   6,642   7,659    8,819   10,142   6,072   7,089    8,249    9,572
     7        12,824      100,000  100,000  100,000  100,000   7,682   9,046   10,645   12,517   7,226   8,590   10,189   12,061
     8        15,040      100,000  100,000  100,000  100,000   8,679  10,441   12,565   15,120   8,337  10,099   12,223   14,778
     9        17,367      100,000  100,000  100,000  100,000   9,635  11,847   14,588   17,977   9,407  11,619   14,360   17,749
    10        19,810      100,000  100,000  100,000  100,000  10,547  13,262   16,720   21,117  10,433  13,148   16,606   21,003
    11        22,376      100,000  100,000  100,000  100,000  11,421  14,690   18,971   24,575  11,421  14,690   18,971   24,575
    12        25,069      100,000  100,000  100,000  100,000  12,267  16,142   21,364   28,398  12,267  16,142   21,364   28,398
    13        27,898      100,000  100,000  100,000  100,000  13,073  17,607   23,895   32,616  13,073  17,607   23,895   32,616
    14        30,868      100,000  100,000  100,000  100,000  13,834  19,081   26,572   37,273  13,834  19,081   26,572   37,273
    15        33,986      100,000  100,000  100,000  100,000  14,555  20,570   29,412   42,426  14,555  20,570   29,412   42,426
    16        37,261      100,000  100,000  100,000  100,000  15,233  22,070   32,423   48,130  15,233  22,070   32,423   48,130
    17        40,699      100,000  100,000  100,000  100,000  15,846  23,564   35,605   54,439  15,846  23,564   35,605   54,439
    18        44,309      100,000  100,000  100,000  100,000  16,384  25,042   38,963   61,424  16,384  25,042   38,963   61,424
    19        48,099      100,000  100,000  100,000  100,000  16,862  26,516   42,527   69,182  16,862  26,516   42,527   69,182
    20        52,079      100,000  100,000  100,000  104,255  17,266  27,980   46,309   77,802  17,266  27,980   46,309   77,802
25 (Age 65)   75,170      100,000  100,000  100,000  166,044  17,790  34,809   69,139  136,102  17,790  34,809   69,139  136,102

            EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $100,000    MALE AGE 40 NON-TOBACCO   PLANNED PREMIUM $1,500
  DEATH BENEFIT OPTION A      ASSUMING GUARANTEED CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  1,575     $100,000 $100,000 $100,000 $100,000 $   940 $   988 $  1,036  $$1,084 $   566 $   613 $    661 $    709
     2         3,229      100,000  100,000  100,000  100,000   1,914   2,049    2,189    2,333   1,404   1,540    1,680    1,824
     3         4,965      100,000  100,000  100,000  100,000   2,850   3,115    3,395    3,691   2,280   2,545    2,825    3,121
     4         6,788      100,000  100,000  100,000  100,000   3,747   4,181    4,654    5,166   3,177   3,611    4,084    4,596
     5         8,703      100,000  100,000  100,000  100,000   4,604   5,249    5,970    6,773   4,034   4,679    5,400    6,203
     6        10,713      100,000  100,000  100,000  100,000   5,419   6,315    7,344    8,522   4,849   5,745    6,774    7,952
     7        12,824      100,000  100,000  100,000  100,000   6,192   7,379    8,780   10,430   5,736   6,923    8,324    9,974
     8        15,040      100,000  100,000  100,000  100,000   6,921   8,438   10,281   12,514   6,579   8,096    9,939   12,172
     9        17,367      100,000  100,000  100,000  100,000   7,604   9,492   11,850   14,791   7,376   9,264   11,622   14,563
    10        19,810      100,000  100,000  100,000  100,000   8,239  10,536   13,490   17,283   8,125  10,422   13,376   17,169
    11        22,376      100,000  100,000  100,000  100,000   8,823  11,569   15,205   20,013   8,823  11,569   15,205   20,013
    12        25,069      100,000  100,000  100,000  100,000   9,350  12,584   16,995   23,004   9,350  12,584   16,995   23,004
    13        27,898      100,000  100,000  100,000  100,000   9,814  13,573   18,859   26,283   9,814  13,573   18,859   26,283
    14        30,868      100,000  100,000  100,000  100,000  10,208  14,532   20,801   29,882  10,208  14,532   20,801   29,882
    15        33,986      100,000  100,000  100,000  100,000  10,524  15,451   22,819   33,834  10,524  15,451   22,819   33,834
    16        37,271      100,000  100,000  100,000  100,000  10,758  16,324   24,919   38,186  10,758  16,324   24,919   38,186
    17        40,699      100,000  100,000  100,000  100,000  10,902  17,145   27,105   42,987  10,902  17,145   27,105   42,987
    18        44,309      100,000  100,000  100,000  100,000  10,954  17,910   29,385   48,298  10,954  17,910   29,385   48,298
    19        48,099      100,000  100,000  100,000  100,000  10,908  18,613   31,766   54,189  10,908  18,613   31,766   54,189
    20        52,079      100,000  100,000  100,000  100,000  10,757  19,247   34,256   60,740  10,757  19,247   34,256   60,740
25 (Age 65)   75,170      100,000  100,000  100,000  100,000   7,880  20,837   48,588  106,353   7,880  20,837   48,588  106,353

(1) Assumes net interest of 5% compunded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.
It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $100,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $1,500
  DEATH BENEFIT OPTION B      ASSUMING CURRENT CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  1,575     $100,938 $100,986 $101,034 $101,082 $   938 $   986 $  1,034 $  1,082 $   564 $   611 $    659 $    707
     2         3,229      102,133  102,273  102,417  102,565   2,133   2,273    2,417    2,565   1,624   1,764    1,908    2,056
     3         4,965      103,296  103,578  103,876  104,190   3,296   3,578    3,876    4,190   2,726   3,008    3,306    3,620
     4         6,788      104,427  104,901  105,415  105,970   4,427   4,901    5,415    5,970   3,857   4,331    4,845    5,400
     5         8,703      105,526  106,242  107,038  107,921   5,526   6,242    7,038    7,921   4,956   5,672    6,468    7,351
     6        10,713      106,593  107,601  108,751  110,061   6,593   7,601    8,751   10,061   6,023   7,031    8,181    9,491
     7        12,824      107,613  108,962  110,544  112,394   7,613   8,962   10,544   12,394   7,157   8,506   10,088   11,938
     8        15,040      108,584  110,323  112,418  114,938   8,584  10,323   12,418   14,938   8,242   9,981   12,076   14,596
     9        17,367      109,508  111,686  114,382  117,715   9,508  11,686   14,382   17,715   9,280  11,458   14,154   17,487
    10        19,810      110,383  113,046  116,437  120,748  10,383  13,046   16,437   20,748  10,269  12,932   16,323   20,634
    11        22,376      111,211  114,408  118,592  124,066  11,211  14,408   18,592   24,066  11,211  14,408   18,592   24,066
    12        25,069      112,007  115,783  120,867  127,713  12,007  15,783   20,867   27,713  12,007  15,783   20,867   27,713
    13        27,898      112,754  117,155  123,254  131,706  12,754  17,155   23,254   31,706  12,754  17,155   23,254   31,706
    14        30,868      113,448  118,519  125,752  136,076  13,448  18,519   25,752   36,076  13,448  18,519   25,752   36,076
    15        33,986      114,094  119,879  128,375  140,868  14,094  19,879   28,375   40,868  14,094  19,879   28,375   40,868
    16        37,261      114,686  121,230  131,126  146,122  14,686  21,230   31,126   46,122  14,686  21,230   31,126   46,122
    17        40,699      115,200  122,544  133,984  151,856  15,200  22,544   33,984   51,856  15,200  22,544   33,984   51,856
    18        44,309      115,622  123,805  136,942  158,108  15,622  23,805   36,942   58,108  15,622  23,805   36,942   58,108
    19        48,099      115,969  125,029  140,023  164,948  15,969  25,029   40,023   64,948  15,969  25,029   40,023   64,948
    20        52,079      116,227  126,197  143,219  172,423  16,227  26,197   43,219   72,423  16,227  26,197   43,219   72,423
25 (Age 65)   75,170      115,683  130,602  160,600  219,689  15,683  30,602   60,600  119,689  15,683  30,602   60,600  119,689

             EquiBuilder II Flexible Premium Variable Life Insurance
                  The American Franklin Life Insurance Company

INITIAL FACE AMOUNT $100,000   MALE AGE 40 NON-TOBACCO    PLANNED PREMIUM $1,500
  DEATH BENEFIT OPTION B     ASSUMING GUARANTEED CHARGES

                                 Insurance Benefit(2)                Policy Account(2)              Cash Surrender Value(2)
  Last Day                   Assuming Hypothetical Gross        Assuming Hypothetical Gross       Assuming Hypothetical Gross
     of                      Annual Investment Return of        Annual Investment Return of       Annual Investment Return of
   Policy  Accumulated
    Year    Premiums(1)     0%       4%       8%       12%      0%      4%       8%      12%      0%      4%       8%      12%
     1      $  1,575     100,938  100,986  101,034  101,082     938     986    1,034    1,082     564     611      659      707
     2         3,229     101,905  102,040  102,179  102,322   1,905   2,040    2,179    2,322   1,395   1,530    1,670    1,813
     3         4,965     102,830  103,093  103,371  103,664   2,830   3,093    3,371    3,664   2,260   2,523    2,801    3,094
     4         6,788     103,712  104,142  104,609  105,116   3,712   4,142    4,609    5,116   3,142   3,572    4,039    4,546
     5         8,703     104,549  105,185  105,896  106,688   4,549   5,185    5,896    6,688   3,979   4,615    5,326    6,118
     6        10,713     105,339  106,219  107,230  108,388   5,339   6,219    7,230    8,388   4,769   5,649    6,660    7,818
     7        12,924     106,080  107,242  108,614  110,229   6,080   7,242    8,614   10,229   5,624   6,786    8,158    9,773
     8        15,040     106,772  108,251  110,047  112,222   6,772   8,251   10,047   12,222   6,430   7,909    9,705   11,880
     9        17,367     107,411  109,243  111,531  114,382   7,411   9,243   11,531   14,382   7,183   9,015   11,303   14,154
    10        19,810     107,995  110,213  113,063  116,720   7,995  10,213   13,063   16,720   7,881  10,099   12,949   16,606
    11        22,376     108,521  111,157  114,645  119,253   8,521  11,157   14,645   19,253   8,521  11,157   14,645   19,253
    12        25,069     108,981  112,066  116,270  121,992   8,981  12,066   16,270   21,992   8,981  12,066   16,270   21,992
    13        27,898     109,368  112,930  117,933  124,951   9,368  12,930   17,933   24,951   9,368  12,930   17,933   24,951
    14        30,868     109,675  113,741  119,628  128,143   9,675  13,741   19,628   28,143   9,675  13,741   19,628   28,143
    15        33,986     109,892  114,486  121,345  131,583   9,892  14,486   21,345   31,583   9,892  14,486   21,345   31,583
    16        37,261     110,015  115,156  123,080  135,289  10,015  15,156   23,080   35,289  10,015  15,156   23,080   35,289
    17        40,699     110,037  115,743  124,826  139,283  10,037  15,743   24,826   39,283  10,037  15,743   24,826   39,283
    18        44,309     109,955  116,239  126,580  143,590   9,955  16,239   26,580   43,590   9,955  16,239   26,580   43,590
    19        48,099     109,764  116,634  128,333  148,234   9,764  16,634   28,333   48,234   9,764  16,634   28,333   48,234
    20        52,079     109,457  116,919  130,078  153,245   9,457  16,919   30,078   53,245   9,457  16,919   30,078   53,245
25 (Age 65)   75,170     105,689  115,994  138,043  184,620   5,689  15,994   38,043   84,620   5,689  15,994   38,043   84,620

(1) Assumes net interest of 5% compunded annually.
(2) Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.
It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             Additional Information

                         Voting Rights of a Policy Owner

Voting Rights of the Funds

     As was explained in "Separate Account Investment Choices," above, the assets in the divisions of the Separate Account are invested in shares of the corresponding portfolios of the Funds. American Franklin is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, it may vote to:

     a.   elect the Boards of Trustees of the Funds;

     b.   ratify the selection of independent auditors for the Funds; and

     c. vote on any other matters described in the current prospectuses of the Funds or requiring a vote by shareholders under the Investment Company Act of 1940.

     Even though American Franklin owns the shares, American Franklin will provide Policy Owners the opportunity to tell it how to vote the number of shares that are allocated to their policies. American Franklin will vote those shares at meetings of shareholders of the Funds according to such instructions. If American Franklin does not receive instructions in time from all Policy Owners, it will vote shares for which no instructions have been received in a portfolio in the same proportion as it votes shares for which it received instructions in that portfolio. American Franklin will also vote any shares of the Funds that it is entitled to vote directly due to amounts it has accumulated in the Separate Account in the same proportions that Policy Owners vote. If the federal securities laws or regulations or interpretations of them change so that American Franklin is permitted to vote shares of the Funds without seeking instructions from Policy Owners or to restrict Policy Owner voting, American Franklin may do so.

Determination of Voting Shares

     A Policy Owner may participate in voting only on matters concerning a Fund's portfolios in which his or her assets have been invested. American Franklin determines the number of a Fund's shares in each division that are attributable to a particular policy by dividing the amount in the Policy Account allocated to that division by the net asset value of one share of the corresponding portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. The record date for this purpose must be at least 10 and no more than 90 days before the meeting of the Fund. American Franklin will count fractional shares for these purposes.

     For example, suppose that a Policy Account has a net value of $3,000, with 50% of this amount being attributable to the Equity-Income division and 50% being attributable to the Money Market division, which means that $1,500 is in each division. Assume that the net asset value of one share in the corresponding Equity-Income Portfolio is $150 and the net asset value of one share in the corresponding Money Market Portfolio is $100. If the $1,500 in each division is divided by the net asset value of one share, the Policy Owner will have the right to instruct American Franklin regarding 10 shares for the Equity-Income division and 15 shares for the Money Market division.

     American Franklin will send proxy material and a form for giving voting instructions to each Policy Owner that has voting rights. In certain cases, American Franklin may disregard instructions relating to approval of investments or contracts with an adviser to a Fund or relating to changes in a Fund's investment adviser, principal underwriter or the investment policies of its portfolios. If it does so, American Franklin will advise the Policy Owners and give its reasons in the next semiannual report to Policy Owners.

How Shares of the Funds Are Voted

     All shares of the Funds are entitled to one vote. The votes of all divisions are cast together on an aggregate basis, except on matters where the interests of the portfolios differ. In such cases, voting is on a portfolio-by-portfolio basis. In these cases, the approval of the shareholders in one portfolio is not needed to make a decision in another portfolio. Examples of matters that would require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular portfolio or approval of an investment advisory agreement. Shareholders in a portfolio not affected by a particular matter generally would not be entitled to vote on it.

Voting Privileges of Participants in Other Separate Accounts

     Shares of the Funds may be owned by other separate accounts of American Franklin or by separate accounts of other insurance companies affiliated or unaffiliated with American Franklin. Shares owned by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those other insurance companies. Moreover, American Franklin expects that the number of shares owned in the Funds by separate accounts of insurance companies that are not affiliated with American Franklin will initially exceed the number of shares owned by the Separate Account. These factors will dilute the effect of the voting instructions of Policy Owners. American Franklin currently does not foresee any disadvantages to Policy Owners arising out of this. The Securities and Exchange Commission has granted the Funds exemptive orders pursuant to the Investment Company Act of 1940 that permit the Funds to offer their shares to separate accounts, like the Separate Account, that are maintained by life insurance companies that are not affiliated with the Funds. Those exemptive orders impose several conditions on the Funds and participating separate accounts to protect the holders of interests in the various separate accounts investing in shares of the Funds. The Boards of Trustees of the Funds have agreed to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response by, and at the expense of, American Franklin or one or more of the other participating insurance companies. American Franklin and the other participating insurance companies are obligated to report potential or existing conflicts of interest to the Funds' Boards of Trustees. If American Franklin believes that a Fund's response to any of those events insufficiently protects Policy Owners, American Franklin will take appropriate action to protect Policy Owners. Corrective action for an irreconcilable conflict of interest involving the Separate Account might include withdrawal of the assets of the Separate Account from a Fund. Also, if American Franklin ever believes that any of the Funds' portfolios is so large as to impair materially the investment performance of a portfolio or a Fund, American Franklin will examine other investment options.

Separate Account Voting Rights

     Under the Investment Company Act of 1940, certain actions (such as some of those described under "Separate Account Investment Choices-Right to Change Operations," above) may require Policy Owner approval. In that case, a Policy Owner will be entitled to one vote for every $100 of value allocated to his or her policy in the investment divisions of the Separate Account, and a proportionate fractional vote for any amount less than $100. American Franklin will cast votes attributable to amounts retained in the investment divisions of the Separate Account in the same proportions as votes cast by Policy Owners.

                            Reports To Policy Owners

     After the end of each policy year, each Policy Owner will be sent a report that shows the current death benefit for his or her policy, the value of his or her Policy Account, information about investment divisions, the Cash Surrender Value of his or her policy, the amount of any outstanding policy loans, the amount of any interest owed on the loan and information about the current loan interest rate. The annual report will also show any transactions involving the Policy Owner's Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that were made in that year. American Franklin will also send semi-annual reports with financial information on the Separate Account and the Funds, including a list of the investments held by each portfolio.

     In addition, reports will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which a policy is delivered.

     Notices will be sent to Policy Owners for transfers of amounts between investment divisions and certain other policy transactions.

            Limits On American Franklin's Right To Challenge A Policy

     American Franklin can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, based on material misstatements in the application for the change) if it appears that the Insured Person is not actually covered by the policy under American Franklin's rules. However, there are some limits on how and when American Franklin can challenge the policy.

     Except on the basis of fraud, American Franklin cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

     Except on the basis of fraud, American Franklin cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

     American Franklin can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled.

     If the Insured Person dies within the time that the validity of the policy may be challenged, American Franklin may delay payment until it decides whether to challenge the policy.

     If the Insured Person's age or sex is misstated on any application, the death benefit and any additional benefits provided will be those which would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

     If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of Net Cash Surrender Value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that the Policy Owner requested, American Franklin will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                 Payment Options

     Policy benefits or other payments such as the Net Cash Surrender Value or death benefit may be paid immediately in one sum or another form of payment described below may be designated for all or part of the proceeds. Payments under these options are not affected by the investment experience of any investment division of the Separate Account. Instead, interest accrues pursuant to the options chosen (such interest will be appropriately includable in federal gross income of the beneficiary). If the Policy Owner does not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have his choice. However, if the Policy Owner makes an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to American Franklin's rules at the time of selection. Currently, these alternate payment options are only available if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

     The following payment options are generally available:

          Income Payments for a Fixed Period: American Franklin will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

          Life Income with Payments Guaranteed for a Fixed Term of Years:
     American Franklin will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. The Policy Owner (or beneficiary in some cases) may choose any one of four definite periods: 5, 10, 15 or 20 years.

          Proceeds at Interest: The money will stay on deposit with American Franklin while the payee is alive. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed upon intervals.

          Fixed Amount: American Franklin will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

     American Franklin guarantees interest under the foregoing options at the rate of 3% a year.

     American Franklin may also pay or credit excess interest on the options from time to time. The rate and manner of payment or crediting will be determined by American Franklin. Under the second option no excess interest will be paid on the part of the proceeds used to provide payments beyond the fixed term of years.

     The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

     American Franklin must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to American Franklin's rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

     A Policy Owner may change his or her choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. (See "The Beneficiary," below). Any amounts paid under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

                                 The Beneficiary


     An applicant for a policy must name a beneficiary when he or she applies for a policy. The beneficiary is entitled to the insurance benefits of the policy. The Policy Owner may change the beneficiary during the Insured Person's lifetime by written notice satisfactory to American Franklin at its Administrative Office. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions taken by American Franklin under the Policy before American Franklin receives the notice at its Administrative Office. If the beneficiary is changed, any previous arrangement made as to a payment option for benefits is canceled. A payment option for the new beneficiary may be chosen.

     At the time of the Insured Person's death, the benefit will be paid equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, the death benefit will be paid to the Policy Owner, or to the executors or administrators of the Policy Owner.


                             Assignment of A Policy

     The Policy Owner may assign (transfer) his or her rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so the Policy Owner must send a copy of the assignment to American Franklin's Administrative Office. American Franklin is not responsible for any payment made or any action taken before it has received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment described herein.

                             Employee Benefit Plans

     Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder II policies in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

     The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

                               Payment of Proceeds

     American Franklin will pay any death benefits, Net Cash Surrender Value or loan proceeds within seven days after it receives the required form or request (and other documents that may be required) at its Administrative Office. Death benefits are determined as of the date of death of the Insured Person and will not be affected by subsequent changes in the unit values of the investment divisions of the Separate Account. Interest will be paid in respect of the period from the date of death to the date of payment.

     American Franklin may, however, delay payment for one or more of the following reasons:

          American Franklin contests the policy or is deciding whether or not to contest the policy;

          American Franklin cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

          The Securities and Exchange Commission by order permits American Franklin to delay payment to protect the Policy Owners.

     American Franklin may defer payment of any Net Cash Surrender Value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. American Franklin will pay interest of at least 3% a year from the date a request for withdrawal of Net Cash Surrender Value is received if payment from the Guaranteed Interest Division is delayed more than 30 days.

                                    Dividends

     No dividends are paid on the policies offered by this Prospectus.

                          Distribution of the Policies

     Franklin Financial Services Corporation ("Franklin Financial"), a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter, as defined by the Investment Company Act of 1940, of the EquiBuilder II policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account. Franklin Financial's principal executive office is at #1 Franklin Square, Springfield, Illinois 62713.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Franklin Financial also acts as principal underwriter for Franklin Life Variable Annuity Funds A and B and Franklin Life Money Market Variable Annuity Fund C, which are separate accounts of The Franklin Life Insurance Company and registered investment companies issuing interests in variable annuity contracts. Franklin Financial also acts as principal underwriter for Separate Account VUL of American Franklin, which is a registered investment company issuing interests in variable life insurance contracts having policy features that are similar to those of EquiBuilder II policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in that separate account. Franklin Financial is the principal underwriter of American Franklin's EquiBuilder III variable life insurance policies under which interests in the Separate Account are issued. The EquiBuilder III policies have policy features that are similar to those of the EquiBuilder II policies but have a different sales charge structure.

     Policies are sold primarily by persons who are insurance agents or brokers for American Franklin authorized by applicable law to sell life and other forms of personal insurance, including variable life insurance. Pursuant to an agreement between American Franklin and Franklin Financial, Franklin

Financial has agreed to employ and supervise agents chosen by American Franklin to sell the policies and to use its best efforts to qualify such persons as registered representatives of Franklin Financial.

     Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the policies pursuant to a Sales Agreement with American Franklin. Surrender charges imposed in connection with the surrender of a policy and certain reductions of Face Amount are paid to Franklin Financial as a means to recover sales expenses. Surrender charges are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by surrender charges, Franklin Financial will cover them from other assets.

     Commissions earned by registered representatives of Franklin Financial on the sale of the policies range up to 73% of premiums paid during the first policy year. Pursuant to an Agreement between American Franklin and Franklin Financial, American Franklin has agreed to pay such commissions and Franklin Financial has agreed to remit to American Franklin the excess of all surrender charges paid to Franklin Financial over the sales and promotional expenses incurred by Franklin Financial to the extent necessary to reimburse American Franklin for commissions or other remuneration paid in connection with sales of the policies. Such Agreement also provides that the amount of such commissions and other remuneration not so reimbursed shall be deemed to have been contributed by American Franklin to the capital of Franklin Financial. Commissions and other remuneration will be paid by American Franklin from other sources, including mortality and expense risk charges or other charges in connection with the EquiBuilder II policies, or from its General Account to the extent it does not receive reimbursement from Franklin Financial.

     Franklin Financial also may enter into agreements with American Franklin and each such agent with respect to the supervision of such agent. The policies also may be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.

Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling policies, where required, are also licensed as securities salesmen under state law.

Applications

     When an application for a policy is completed, it is submitted to American Franklin. American Franklin makes the decision to issue a policy based on the information in the application and its standards for issuing insurance and classifying risks. If it decides not to issue a policy, any premium paid will be refunded.

           Reinsurance Agreement with Integrity Life Insurance Company

     American Franklin has entered into a reinsurance agreement with Integrity Life Insurance Company ("Integrity") in respect of the EquiBuilder II policies. This agreement was terminated as to policies sold on or after January 1, 1997 but will continue as to business in force prior to that date.

     Integrity is a subsidiary of ARM Financial Group, Inc., a financial services company controlled by Morgan Stanley & Co. Incorporated, an investment banking firm headquartered in New York, New York.

                                State Regulation

     As a life insurance company organized and operated under Illinois law, American Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of American Franklin for the preceding year and its financial condition on December 31 of such year. American Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

     In addition, American Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the law of Illinois in determining permissible investments for American Franklin.

                                  Legal Matters

     Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                Legal Proceedings

     Neither American Franklin nor the Separate Account is a party to any material legal proceedings.

                                     Experts

     The statement of net assets as of December 31, 1996 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The balance sheets of American Franklin at December 31, 1996 and 1995 and the statements of operations, shareholder's equity and cash flows of American Franklin for the year ended December 31, 1996, the eleven months ended December 31, 1995 and the one month ended January 31, 1995 have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The statements of operations, shareholder's equity and cash flows of American Franklin for the year ended December 31, 1994 have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report thereon appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

     Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Executive Vice President and Actuary of American Franklin. His opinion on actuarial matters is filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                             Registration Statement

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning American Franklin, the Separate Account and the policies offered hereby. Statements contained in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                          Other Policies and Contracts

     American Franklin may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under American Franklin's EquiBuilder III variable life insurance policies, which have policy features that are similar to those of EquiBuilder II policies but which have a different sales charge structure.

                                   Management

     The following persons hold the positions designated with respect to American Franklin. The table also shows their principal occupations during the past five years and any positions held with The Franklin and Franklin Financial.

                              Principal Occupations During Past                  Position Held With American
               Name                       5 Years                               Franklin and Franklin Financial
               ----           ---------------------------------                 -------------------------------

Wayne A. Barnard**        Vice President and Chief Actuary, American         Vice President, American
                          General Life Insurance Company, Houston, Texas.    Franklin.



Earl W. Baucom            Senior Vice President and Chief Financial          Director, Senior Vice President and Chief
                          Officer, The Franklin, since June 10, 1996;        Financial Officer, American Franklin.
                          Director, The Franklin, since August 21,
                          1996; Chief Financial Officer, Providian
                          Direct Insurance, from October, 1993 to
                          December, 1995; Controller, Providian
                          Corporation, prior to October, 1993.

Robert M. Beuerlein       Senior Vice President-Actuarial and Director,      Director, Executive Vice President and
                          The Franklin; Vice President, The Franklin, from   Actuary, American Franklin; Director, Franklin
                          April, 1991 to January, 1993; Executive Vice       Financial.
                          President and Actuary, American Franklin; Vice
                          President and Actuary, American Franklin, prior
                          to January, 1992.

Brady W. Creel            Senior Vice President, Chief Marketing Officer     Director, Senior Vice President and Chief
                          and Director, The Franklin since September 3,      Marketing Officer, American Franklin.
                          1996; Regional Manager, The Franklin, prior to
                          September, 1996.

Robert M. Devlin*         Chairman of the Board, The Franklin, since         Chairman of the Board, American Franklin.
                          August 21, 1996; Director, The Franklin,
                          since February, 1995; Senior Chairman, The
                          Franklin, from February, 1995 to August,
                          1996; Chief Executive Officer, American
                          General Corporation, Houston, Texas, since
                          October 24, 1996; Director, American General
                          Corporation; President, American General
                          Corporation, from October, 1995 to October,
                          1996; Vice Chairman, American General
                          Corporation, prior to October, 1995;
                          President and Chief Investment Officer,
                          American General Life Insurance Company,
                          Houston, Texas, prior to 1993.


Barbara Fossum            Vice President, The Franklin; prior to June,       Vice President, American Franklin.
                          1995, Vice President, American General Life
                          Insurance Company, Houston, Texas.

                              Principal Occupations During Past                  Position Held With American
               Name                       5 Years                               Franklin and Franklin Financial
               ----           ---------------------------------                 -------------------------------
Ross D. Friend            Senior Vice President, General Counsel and           Director, Senior Vice President, General
                          Secretary, The Franklin, since September 3, 1996;    Counsel and Secretary, American Franklin;
                          Attorney-In-Charge, Prudential Life Insurance        Director, Vice President and Secretary,
                          Company, Jacksonville, Florida, from July, 1995      Franklin Financial.
                          to September, 1996; Chief Legal Officer,
                          Confederation Life Insurance Company, Atlanta,
                          Georgia, prior to July, 1995.

Robert J. Gibbons         Director, President and Chief Executive Officer,     President and Director, American Franklin;
                          The Franklin; President and Chief Executive          Chairman of the Board and Chief Executive
                          Officer, American General Life Insurance Company     Officer, Franklin Financial.
                          of New York, Syracuse, New York, prior to
                          February, 1995; Senior Vice President and Chief
                          Marketing Officer, American General Life Insurance
                          Company of New York, prior to June, 1994.


Robert F. Herbert **      Senior Vice President and Chief Financial Officer,   Vice President, American Franklin.
                          American General Life Insurance Company, Houston,
                          Texas, since May of 1996; Controller, American
                          General Life Insurance Company, prior to May of
                          1996.


Harold S. Hook            Chairman and Director, American General              Senior Chairman and Director, American
                          Corporation, Houston, Texas; Chief Executive         Franklin.
                          Officer, American General Corporation, prior to
                          October, 1996.


Simon J. Leech**          Vice President, American General Life Insurance      Vice President and Administrative Officer,
                          Company, Houston, Texas.                             American Franklin.


Thomas K. McCracken       Vice President, The Franklin.                        Vice President, American Franklin.

Mark R. McGuire           Vice President, The Franklin, since January 6,       Vice President and Administrative Officer,
                          1997; Consultant/Manager, American General Life      American Franklin.
                          Insurance Company, Houston, Texas, prior to
                          January, 1997.


Jon P. Newton*            Director and Vice Chairman, The Franklin, since      Director and Vice Chairman, American
                          January 31, 1996; Vice Chairman and General          Franklin.
                          Counsel, American General Corporation,
                          Houston, Texas since October 26, 1995;
                          Senior Vice President and General Counsel,
                          American General Corporation, prior thereto.


                              Principal Occupations During Past                  Position Held With American
               Name                       5 Years                               Franklin and Franklin Financial
               ----           ---------------------------------                 -------------------------------
Gary D. Reddick           Director and Executive Vice President, The           Executive Vice President-Administration and
                          Franklin, since February, 1995; Senior Vice          Director, American Franklin; Director and
                          President, American General Corporation, Houston,    Executive Vice President, Franklin Financial.
                          Texas prior to February, 1995; Senior Vice
                          President, American General Life Insurance
                          Company, Houston, Texas, prior to October, 1994.


T. Clayton Spires         Director, Corporate Tax, The Franklin, since         Director, Corporate Tax, American Franklin.
                          February 3, 1997; Assistant Vice President and Tax
                          Manager, First Colony Life, Lynchburg, Virginia,
                          prior to February, 1997.

Timothy W. Still**        Vice President, American General Life Insurance      Vice President and Administrative Officer,
                          Company, Houston, Texas, since October of 1995;      American Franklin.
                          Vice President, The Continuum Company, Kansas
                          City, Missouri, prior to August of 1995.


Peter V. Tuters*          Vice President, Chief Investment Officer and         Vice President, Chief Investment Officer and
                          Director, The Franklin, since February, 1995;        Director, American Franklin.
                          Senior Vice President, since 1992, and Chief
                          Investment Officer, since December, 1993, American
                          General Corporation, Houston, Texas; Vice
                          President, Crown Life Insurance Company, Toronto,
                          Ontario, Canada, prior thereto.

J. Alan Vala              Vice President and Agency Secretary, The Franklin.   Vice President and Agency Secretary,
                                                                               American Franklin; Vice President and
                                                                               Assistant Secretary, Franklin Financial.

Diane S. Workman          Vice President-Administration, American Franklin;    Vice President-Administration, American
                          Assistant Vice President, American Franklin, prior   Franklin.
                          to April, 1992.

     The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

                          Index To Financial Statements

                                                                            Page
The Separate Account:

     Report of Independent Auditors ..................................       F-2




     Audited Financial Statements:


          Statement of Net Assets, December 31, 1996 .................   F-3-F-4

          Statement of Operations for the year ended December 31,
          1996 .......................................................   F-5-F-6

          Statements of Changes in Net Assets for the years ended
          December 31, 1996 and 1995 .................................   F-7-F-8

          Notes to Financial Statements ..............................  F-9-F-12

The American Franklin Life Insurance Company:*

     Report of Independent Auditors ..................................      F-13

     Report of Independent Accountants ...............................      F-14

     Audited Financial Statements:

          Balance Sheet, December 31, 1996 and 1995 .................. F-15-F-16

          Statement of Operations for the year ended December 31,
          1996, the eleven months ended December 31, 1995, the
          one month ended January 31, 1995, and year ended
          December 31, 1994 ..........................................      F-17

          Statement of Shareholder's Equity for the year ended
          December 31, 1996, the eleven months ended December 31,
          1995, the one month ended January 31, 1995, and year
          ended December 31, 1994 ....................................      F-18

          Statement of Cash Flows for the year ended December 31,
          1996, the eleven months ended December 31, 1995, the
          one month ended January 31, 1995, and year ended
          December 31, 1994 ..........................................      F-19

          Notes to Financial Statements .............................. F-20-F-37


----------

* The financial statements of American Franklin contained herein should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby.

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2

We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Asset
Manager: Growth and Contrafund Divisions) as of December 31, 1996, and the related statement of operations for the year then ended and the statement of changes in net assets for the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, and Index 500 Divisions for each of the two years in the period then ended and for the Asset Manager: Growth and Contrafund Divisions for the year ended December 31, 1996 and for the period from May 1, 1995 (date of inception) to December 31, 1995. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1996, and the results of their operations and changes in net assets for the periods referred to above in conformity with generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


                                                Ernst & Young LLP

Chicago, Illinois
February 7, 1997

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Net Assets
December 31, 1996

                                                Money         Equity-
                                                Market         Income        Growth        Overseas
                                               Division       Division      Division       Division
                                            -----------------------------------------------------------
Assets

Investments in Variable Insurance
Products Fund and Variable Insurance
Products Fund II, at fair value:
  (Cost: Money Market Division-$3,168,568
  Equity-Income Division-$19,620,876
  Growth Division-$28,191,058
  Overseas Division-$5,971,802
  High Income Division-$1,158,220
  Investment Grade Bond Division-$1,600,173
  Asset Manager Division-$17,686,621
  Index 500 Division-$5,630,711
  Asset Manager: Growth Division-$1,223,056
  Contrafund Division-$4,398,939)           $  3,160,222    $ 23,909,248    $ 34,557,566    $ 6,758,747
                                            -----------------------------------------------------------
Due (to) from General Account                     (4,397)        (83,398)        (89,960)       (16,091)
                                            -----------------------------------------------------------
Net Assets (Note 1)                         $  3,155,825    $ 23,825,850    $ 34,467,606    $ 6,742,656
                                            ===========================================================
Unit Value, at December 31, 1996 (Note 4)   $     120.68    $     236.34    $     223.47    $    152.96
                                            ===========================================================
Units Outstanding, at December 31, 1996           26,149         100,813         154,236         44,082
                                            ===========================================================

See Notes to Financial Statements.

                                                High       Investment       Asset           Index          Asset          Contra-
                                               Income      Grade Bond      Manager           500          Manager:         fund
                                              Division      Division       Division        Division   Growth Division    Division
                                            --------------------------------------------------------------------------------------
Assets

Investments in Variable Insurance
Products Fund and Variable Insurance
Products Fund II, at fair value:
  (Cost: Money Market Division-$3,168,568
  Equity-Income Division-$19,620,876
  Growth Division-$28,191,058
  Overseas Division-$5,971,802
  High Income Division-$1,158,220
  Investment Grade Bond Division-$1,600,173
  Asset Manager Division-$17,686,621
  Index 500 Division-$5,630,711
  Asset Manager: Growth Division-$1,223,056
  Contrafund Division-$4,398,939)           $ 1,231,360    $ 1,690,668   $ 20,618,615    $ 6,493,419    $ 1,301,826    $ 4,982,856
                                            --------------------------------------------------------------------------------------
Due (to) from General Account                    (2,579)         2,595        (10,236)       (50,458)        (3,795)       (12,799)
                                            --------------------------------------------------------------------------------------
Net Assets (Note 1)                         $ 1,228,781    $ 1,693,263   $ 20,608,379    $ 6,442,961    $ 1,298,031    $ 4,970,057
                                            ======================================================================================
Unit Value, at December 31, 1996 (Note 4)   $    141.63    $    135.81   $     171.77    $    178.33    $    137.89    $    145.66
                                            ======================================================================================
Units Outstanding, at December 31, 1996           8,676         12,468        119,978         36,130          9,413         34,121
                                            ======================================================================================

The American Franklin Life Insurance Company
Separate Account VUL-2
Statement of Operations
For the Year Ended December 31, 1996

                                                  Money         Equity-
                                                  Market         Income      Growth      Overseas
                                                 Division       Division    Division     Division
                                            ------------------------------------------------------
Investment Income

Income (Note 2)
   Dividends from Variable Insurance
   Products Fund and Variable Insurance
   Products Fund II                             $  106,308    $  620,081   $1,499,258   $  124,922
Expenses (Note 3)
   Mortality and expense risk charge                16,302       125,434      193,522       43,059
                                                --------------------------------------------------
Net Investment Income                               90,006       494,647    1,305,736       81,863

Net Realized and Unrealized Gain (Loss) on
  Investments (Note 2)

   Net realized gain                                  --         119,363      217,472       72,428

   Net unrealized appreciation (depreciation)

       Beginning of year                           (16,651)    2,184,503    4,076,355      311,707

       End of year                                  (8,346)    4,288,372    6,366,508      786,945
                                                --------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) during the year                  8,305     2,103,869    2,290,153      475,238
                                                --------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
Investments                                          8,305     2,223,232    2,507,625      547,666
                                                --------------------------------------------------
Net Increase in Net Assets Resulting From
Operations                                      $   98,311    $2,717,879   $3,813,361   $  629,529
                                                ==================================================

See Notes to Financial Statements.

                                                High      Investment     Asset        Index          Asset        Contra-
                                               Income     Grade Bond    Manager        500          Manager:       fund
                                              Division     Division     Division     Division   Growth Division  Division
                                            -----------------------------------------------------------------------------
Investment Income

Income (Note 2)
   Dividends from Variable Insurance
   Products Fund and Variable Insurance
   Products Fund II                         $   44,629   $   67,329    $1,083,783   $   54,322   $   60,282    $   10,025
Expenses (Note 3)
   Mortality and expense risk charge             5,331       10,936       133,141       20,338        4,120        16,235
                                            -----------------------------------------------------------------------------
Net Investment Income                           39,298       56,393       950,642       33,984       56,162        (6,210)

Net Realized and Unrealized Gain (Loss) on
  Investments (Note 2)

   Net realized gain                             8,967        3,089       212,679       55,003        3,633        14,914

   Net unrealized appreciation (depreciation)

       Beginning of year                        34,035       97,417     1,504,898      108,871       (5,088)        3,252

       End of year                              73,140       90,495     2,931,994      862,708       78,770       583,917
                                            -----------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) during the year             39,105       (6,922)    1,427,096      753,837       83,858       580,665
                                            -----------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
Investments                                     48,072       (3,833)    1,639,775      808,840       87,491       595,579
                                            -----------------------------------------------------------------------------
Net Increase in Net Assets Resulting From
Operations                                  $   87,370   $   52,560    $2,590,417   $  842,824   $  143,653    $  589,369
                                            =============================================================================

The American Franklin Life Insurance Company
Separate Account VUL-2
Statements of Changes in Net Assets

                                                  Money         Equity-
                                                  Market         Income      Growth      Overseas
For the Year Ended December 31, 1996             Division       Division    Division     Division
                                            ------------------------------------------------------
Change in Net Assets
From Operations:
   Net investment income                        $   90,006    $  494,647   $1,305,736   $   81,863
   Net realized gain on investments                   --         119,363      217,472       72,428
   Net change in unrealized appreciation
     (depreciation) on investments                   8,305     2,103,869    2,290,153      475,238
                                                --------------------------------------------------
Net increase in net assets from operations          98,311     2,717,879    3,813,361      629,529
From Policy Related Transactions:
   Net contract purchase payments               14,105,404     8,358,063   11,727,262    2,440,157
   Transfers for policy related transactions      (745,614)   (3,518,149)  (5,082,906)  (1,085,007)
   Transfers between Separate Account VUL-2's
     Divisions, net                            (12,247,504)    3,540,795    4,024,505     (158,617)
                                                --------------------------------------------------
Net increase in net assets from policy related
transactions                                     1,112,286     8,380,709   10,668,861    1,196,533
                                                --------------------------------------------------
Increase in Net Assets                           1,210,597    11,098,588   14,482,222    1,826,062
Net Assets, Beginning of Year                    1,945,228    12,727,262   19,985,384    4,916,594
                                                --------------------------------------------------
Net Assets, End of Year                         $3,155,825    $23,825,850  $34,467,606  $6,742,656
                                                ==================================================

For the Year Ended December 31, 1995              Money         Equity-
                                                  Market         Income      Growth      Overseas
                                                 Division       Division    Division     Division
                                            ------------------------------------------------------
Change in Net Assets
From Operations:
   Net investment income                        $   66,629    $  440,894   $  (60,677)  $   (7,823)
   Net realized gain on investments                   --          40,704      151,058       66,933
   Net change in unrealized appreciation
     (depreciation) on investments                 (16,634)    2,014,215    3,739,989      333,802
                                                --------------------------------------------------
Net increase in net assets from operations          49,995     2,495,813    3,830,370      392,912
From Policy Related Transactions:
   Net contract purchase payments                9,553,276     4,440,835    6,313,439    2,213,517
   Transfers for policy related transactions    (1,532,534)   (1,949,178)  (3,063,501)    (971,018)
   Transfers between Separate Account VUL-2's
     Divisions, net                             (7,343,769)    2,161,554    3,028,169      194,533
                                                --------------------------------------------------
Net increase in net assets from policy related
   transactions                                    676,973     4,653,211    6,278,107    1,437,032
                                                --------------------------------------------------
Increase in Net Assets                             726,968     7,149,024   10,108,477    1,829,944
Net Assets, Beginning of Year                    1,218,260     5,578,238    9,876,907    3,086,650
                                                --------------------------------------------------
Net Assets, End of Year                         $1,945,228    $12,727,262  $19,985,384  $4,916,594
                                                ==================================================

*  For the period from May 1, 1995 (date of inception) to December 31, 1995.

See Notes to Financial Statements.


                                                    High      Investment     Asset        Index          Asset        Contra-
                                                   Income     Grade Bond    Manager        500          Manager:       fund
For the Year Ended December 31, 1996              Division     Division     Division     Division   Growth Division  Division
                                                -----------------------------------------------------------------------------
Change in Net Assets
From Operations:
   Net investment income                        $   39,298   $   56,393    $  950,642   $   33,984   $   56,162    $   (6,210)
   Net realized gain on investments                  8,967        3,089       212,679       55,003        3,633        14,914
   Net change in unrealized appreciation
     (depreciation) on investments                  39,105       (6,922)    1,427,096      753,837       83,858       580,665
                                                -----------------------------------------------------------------------------
Net increase in net assets from operations          87,370       52,560     2,590,417      842,824      143,653       589,369
From Policy Related Transactions:
   Net contract purchase payments                  533,704      486,742     5,498,237    2,673,909      654,319     2,330,711
   Transfers for policy related transactions      (192,712)    (275,951)   (3,080,444)    (790,840)    (178,249)     (624,350)
   Transfers between Separate Account VUL-2's
     Divisions, net                                360,417      107,298      (498,477)   2,664,359      437,562     1,823,964
                                                -----------------------------------------------------------------------------
Net increase in net assets from policy related
transactions                                       701,409      318,089     1,919,316    4,547,428      913,632     3,530,325
                                                -----------------------------------------------------------------------------
Increase in Net Assets                             788,779      370,649     4,509,733    5,390,252    1,057,285     4,119,694
Net Assets, Beginning of Year                      440,002    1,322,614    16,098,646    1,052,709      240,746       850,363
                                                -----------------------------------------------------------------------------
Net Assets, End of Year                         $1,228,781   $1,693,263   $20,608,379   $6,442,961   $1,298,031    $4,970,057
                                                =============================================================================

For the Year Ended December 31, 1995                High      Investment     Asset        Index          Asset        Contra-
                                                   Income     Grade Bond    Manager        500          Manager:       fund
                                                  Division     Division     Division     Division   Growth Division* Division*
                                                -----------------------------------------------------------------------------
Change in Net Assets
From Operations:
   Net investment income                        $    9,157   $   22,030    $  116,822   $      (49)  $    9,993    $    9,511
   Net realized gain on investments                  1,720        6,701        46,591        5,233          850         3,999
   Net change in unrealized appreciation
     (depreciation) on investments                  35,612      127,405     1,835,083      108,269       (5,088)        3,252
                                                -----------------------------------------------------------------------------
Net increase in net assets from operations          46,489      156,136     1,998,496      113,453        5,755        16,762
From Policy Related Transactions:
   Net contract purchase payments                  147,592      357,309     5,308,184      387,804       91,291       362,528
   Transfers for policy related transactions       (67,407)    (189,702)   (2,682,494)    (102,537)     (10,306)      (51,008)
   Transfers between Separate Account VUL-2's
     Divisions, net                                175,345      135,745     1,269,576      525,783      154,006       522,081
                                                -----------------------------------------------------------------------------
Net increase in net assets from policy related
   transactions                                    255,530      303,352     3,895,266      811,050      234,991       833,601
                                                -----------------------------------------------------------------------------
Increase in Net Assets                             302,019      459,488     5,893,762      924,503      240,746       850,363
Net Assets, Beginning of Year                      137,983      863,126    10,204,884      128,206         --            --
                                                -----------------------------------------------------------------------------
Net Assets, End of Year                         $  440,002   $1,322,614   $16,098,646   $1,052,709   $  240,746    $  850,363
                                                =============================================================================

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements
December 31, 1996

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of ten investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of two mutual funds, sponsored by Fidelity Investments, Variable Insurance Products Fund and Variable Insurance Products Fund II (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund, while the Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II(TM) Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). The Account also supports the operations of American Franklin's EquiBuilder III(TM) Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality costs and administrative expenses made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (Continued)
December 31, 1996

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target premium", which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $12,166,000 in 1996.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes to Financial Statements (Continued)
December 31, 1996

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

For the Year Ended December 31, 1996

                                   Money      Equity-                              High
                                   Market     Income      Growth     Overseas     Income
                                  Division   Division    Division    Division    Division
                                 --------------------------------------------------------
Unit value, beginning of year    $ 115.39    $ 204.85    $ 193.51    $ 137.53    $ 125.33
                                 ========================================================
Unit value, end of year          $ 120.68    $ 236.34    $ 223.47    $ 152.96    $ 141.63
                                 ========================================================

Number of units outstanding,
    beginning of year              16,857      62,130     103,278      35,749       3,511

Net contract purchase payments    119,189      38,276      55,708      16,835       3,958

Transfers for policy related
    transactions                   (6,315)    (15,932)    (23,903)     (7,415)     (1,439)

Transfers between Separate
Account VUL-2's Divisions, Net   (103,582)     16,339      19,153      (1,087)      2,646
                                 --------------------------------------------------------
Number of units outstanding,
end of year                        26,149     100,813     154,236      44,082       8,676
                                 ========================================================

                                 Investment                           Asset
                                   Grade      Asset       Index      Manager:    Contra-
                                    Bond     Manager       500        Growth       fund
                                  Division   Division    Division    Division    Division
                                 --------------------------------------------------------
Unit value, beginning of year    $ 131.55    $ 148.96    $ 142.98    $ 113.51    $ 119.19
                                 ========================================================
Unit value, end of year          $ 135.81    $ 171.77    $ 178.33    $ 137.89    $ 145.66
                                 ========================================================

Number of units outstanding,
    beginning of year              10,054     108,073       7,362       2,121       7,135

Net contract purchase payments      3,721      34,874      16,773       5,194      17,720

Transfers for policy related
transactions                       (2,118)    (19,791)     (4,606)     (1,375)     (4,631)

Transfers between Separate
Account VUL-2's Divisions, Net        811      (3,178)     16,601       3,473      13,897
                                 --------------------------------------------------------
Number of units outstanding,
end of year                        12,468     119,978      36,130       9,413      34,121
                                 ========================================================

The American Franklin Life Insurance Company
Separate Account VUL-2
Notes fo Financial Statements (Continued)
December 31, 1996

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                         REPORT OF INDEPENDENT AUDITORS
                           --------------------------

Board of Directors
  and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheets of The American Franklin Life Insurance Company (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity and cash flows for the year ended December 31, 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 1996 and 1995 and the results of its operations and its cash flows for the year ended December 31, 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, in conformity with generally accepted accounting principles.


                                                /s/  Ernst & Young LLP

                                                ERNST & YOUNG LLP

Chicago, Illinois
February 14, 1997

                        REPORT OF INDEPENDENT ACCOUNTANTS
                           --------------------------

To the Board of Directors
   and Shareholder of
   The American Franklin Life Insurance Company

We have audited the accompanying statements of operations, shareholder's equity and cash flows of The American Franklin Life Insurance Company (a wholly-owned subsidiary of The Franklin Life Insurance Company) for the year ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of The American Franklin Life Insurance Company for the year ended December 31, 1994 in conformity with generally accepted accounting principles.


                                          /s/ Coopers & Lybrand L.L.P.

                                          COOPERS & LYBRAND L.L.P.

Chicago, Illinois
February 1, 1995

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                 (In thousands)

                                                                December 31
                                                           ---------------------
    ASSETS                                                    1996        1995
                                                           ---------------------
Investments
    Fixed maturity securities (amortized cost:
        $31,359; $24,333)                                  $ 32,599     $ 26,578
    Policy loans                                              4,378        2,427
                                                           ---------------------
                                                             36,977       29,005

Cash and cash equivalents                                     2,408        6,921

Accrued investment income                                       672          493

Amounts recoverable from reinsurers                           6,139        5,308

Deferred policy acquisition costs                            13,781        4,101

Cost of insurance purchased                                  12,212       13,621

Insurance premiums in course of settlement                      238          505

Other assets                                                    551        1,331

Assets held in Separate Accounts                            119,850       72,202
                                                           ---------------------
Total assets                                               $192,828     $133,487
                                                           =====================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                        (In thousands, except share data)

                                                               December 31
                                                          ---------------------
     LIABILITIES                                             1996        1995
                                                          ---------------------
Insurance liabilities
   Policy reserves, contract claims and
      other policyholders' funds                          $  7,390     $  6,604
   Universal life contracts                                 30,347       27,842
   Unearned revenue                                          3,972        1,913
Income taxes
   Current                                                     185         (461)
   Deferred                                                 (2,458)      (1,172)
Accrued expenses and other liabilities                       6,676        8,911
Liabilities related to separate accounts                   119,850       72,202
                                                          ---------------------
          Total liabilities                                165,962      115,839

      SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000
   shares authorized, issued and outstanding)                2,500        2,500
Paid-in capital                                             25,373       15,373
Net unrealized gains on securities                             391          727
Retained - earnings deficit                                 (1,398)        (952)
                                                          ---------------------
          Total shareholder's equity                        26,866       17,648
                                                          ---------------------
Total liabilities and shareholder's equity                $192,828     $133,487
                                                          =====================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                                 (In thousands)

                                                                             Predecessor Basis
                                                                          -----------------------
                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
                                                  1996         1995          1995        1994
                                              ---------------------------------------------------
Revenues
   Premiums and other considerations             $ 16,346    $  9,472    $    676    $  8,074
   Net investment income                            2,641       2,129         160       2,142
   Realized investment gains (losses)                  90          (6)       --            (4)
   Other income (expense)                            (623)        465         842         (26)
                                              ---------------------------------------------------
        Total revenues                             18,454      12,060       1,678      10,186

Benefits and expenses
   Benefits paid or provided                        2,767       2,597         330       1,415
   Change in policy reserves                          843         458       1,027        (194)
   Commissions and allowances                      14,843       9,323         706       9,246
   Change in deferred policy acquisition
       costsand cost of insurance purchased        (7,866)     (4,558)       (298)     (5,161)
    Taxes, licenses and fees                        1,369         988          96         974
    General insurance expenses                      7,177       4,713         312       3,676
                                              ---------------------------------------------------
       Total benefits and expenses                 19,133      13,521       2,173       9,956
                                              ---------------------------------------------------
Income (loss) before income taxes                    (679)     (1,461)       (495)        230

Income tax expense (benefit)
    Current                                           873         452          34         604
    Deferred                                       (1,104)       (961)       (217)       (534)
                                              ---------------------------------------------------
       Total income tax expense (benefit)            (231)       (509)       (183)         70
                                              ---------------------------------------------------
Net income (loss)                                $   (446)   $   (952)   $   (312)   $    160
                                              ===================================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                        STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)

                                                                             Predecessor Basis
                                                                          -----------------------
                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
                                                  1996         1995          1995        1994
                                              ---------------------------------------------------
Common stock                                     $  2,500    $  2,500    $  2,500    $  2,500
                                              ---------------------------------------------------

Paid-in capital
    Balance at beginning of period                 15,373      15,373      12,500      12,500
    Capital contribution                           10,000        --          --          --
    Adjustment for the acquisition                   --          --         2,873        --
                                              ---------------------------------------------------
    Balance at end of period                       25,373      15,373      15,373      12,500
                                              ---------------------------------------------------

Net unrealized gains (losses) on
    securities

    Balance at beginning of period                    727        --            (9)        164

    Change during the period                         (516)      1,118          (3)       (270)
    Amounts applicable to deferred federal
        income taxes                                  180        (391)          1          97
    Adjustment for the acquisition                   --          --            11        --
                                              ---------------------------------------------------
    Balance at end of period                          391         727        --            (9)
                                              ---------------------------------------------------

Retained earnings (deficit)

    Balance at beginning of period                   (952)       --         2,876       2,716
    Net income (loss)                                (446)       (952)       (312)        160
    Adjustment for the acquisition                   --          --        (2,564)       --
                                              ---------------------------------------------------

    Balance at end of period                       (1,398)       (952)       --         2,876
                                              ---------------------------------------------------
Total shareholder's equity
    at end of period                             $ 26,866    $ 17,648    $ 17,873    $ 17,867
                                              ===================================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                                 (In thousands)

                                                                             Predecessor Basis
                                                                          -----------------------
                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
                                                  1996         1995          1995        1994
                                              ---------------------------------------------------
Operating activities
  Net Income (loss)                              $   (446)   $   (952)   $   (312)   $    160
    Reconciling adjustments to net cash used
      for operating activities
    Policy reserves, claims and other
      policyholders' funds                         12,609      10,786       1,439       6,017
    Realized investment (gains) losses                (90)          6        --             4
    Deferred policy acquisition costs and
      cost of insurance purchased                  (7,866)     (4,558)       (298)     (5,161)
    Charges on universal life contracts, net
      of interest credited                        (11,602)     (8,166)     (1,248)     (5,930)
    Change in other assets and liabilities         (2,660)      2,806        (471)       (443)
                                              ---------------------------------------------------
       Net cash used for operating activities     (10,055)        (78)       (890)     (5,353)
                                              ---------------------------------------------------
Investing activities
    Investment purchases
       Available-for-sale                         (32,704)     (5,859)        (41)       (532)
       Held-to-maturity                              --          --          --          (968)
        Other                                      (2,107)       --          --          --
    Investment calls, maturities and sales
       Available-for-sale                          26,096       4,426        --          --
       Held-to-maturity                              --          --            12       2,293
                                              ---------------------------------------------------
         Net cash provided by (used for)
           investing activities                    (8,715)     (1,433)        (29)        793
                                              ---------------------------------------------------
Financing activities
    Universal life contract deposits               43,912      27,956       1,957      25,014
    Universal life contract withdrawals           (39,565)    (21,750)     (1,305)    (19,933)
    Proceeds from intercompany borrowings           4,742       1,425        --          --
    Repayments of intercompany borrowings          (4,832)     (1,335)       --          --
    Capital contribution                           10,000        --          --          --
                                              ---------------------------------------------------
       Net cash provided by financing
           activities                              14,257       6,296         652       5,081
                                              ---------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                      (4,513)      4,785        (267)        521
Cash and cash equivalents at beginning
  of period                                         6,921       2,136       2,403       1,882
                                              ---------------------------------------------------
Cash and cash equivalents at end of period       $  2,408    $  6,921    $  2,136    $  2,403
                                              ===================================================

                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

1.1  Nature of Operations

     The American Franklin Life Insurance Company (AMFLIC or the Company), which is headquartered in Springfield, Illinois, sells and services variable universal life and universal life insurance products to the middle income market, primarily in the Midwest.

1.2  Preparation of Financial Statements

     The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of AMFLIC, a wholly-owned subsidiary of The Franklin Life Insurance Company (FLIC).

     The preparation of financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities, (2) disclosures of contingent assets and liabilities, and
     (3) the reported amounts of revenues and expenses during the reporting periods. Ultimate results could differ from those estimates.

1.3  Acquisition

     On January 31, 1995, AGC Life Insurance Company (AGCL), a subsidiary of American General Corporation (AGC), acquired FLIC for $1.17 billion. The purchase price consisted of $920 million cash and a $250 million extraordinary cash dividend paid by FLIC to its former parent prior to closing. The portion of the purchase price allocated to AMFLIC was $17.9 million.

     The acquisition was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value. AMFLIC's balance sheets at December 31, 1996 and 1995, and its statements of operations, shareholder's equity and cash flows for the year ended December 31, 1996, and the eleven months ended December 31, 1995, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the "Predecessor Basis" statements of operations, shareholder's equity and cash flows for the month ended January 31, 1995, and the year ended December 31, 1994.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.4  Investments

     Fixed Maturity Securities. All fixed maturity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     Policy Loans. Policy loans are reported at unpaid principal balance.

     Investment Income. Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or discount.

     Realized Investment Gains (Losses). Realized investment gains (losses) are recognized using the specific identification method and include declines in the fair value of investments below cost that are considered other than temporary.

1.5  Cash and Cash Equivalents

     Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents. The carrying amount approximates fair value.

1.6  Deferred Policy Acquisition Costs (DPAC)

     Certain costs of writing an insurance policy, including agents' commissions and underwriting and marketing expenses, are deferred and included in the DPAC asset.

     DPAC associated with interest-sensitive life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is also included in net unrealized gains (losses) on securities within shareholder's equity.

     AMFLIC reviews the carrying amount of DPAC on at least an annual basis. In determining whether the carrying amount is recoverable, AMFLIC considers estimated future gross profits, or future premiums, as applicable for the type of contract. In all cases, AMFLIC considers expected mortality, interest earned and credited rates, persistency, and expenses.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.7  Cost of Insurance Purchased (CIP)

     The cost assigned to insurance contracts in force at January 31, 1995 is reported as CIP. CIP is charged to expense using the same assumptions as DPAC. Interest is accreted on the unamortized balance of CIP at rates of 6 to 8.5%. CIP is also adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. AMFLIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8  Separate Accounts

     Separate Accounts are assets and liabilities associated with certain contracts for which the investment risk lies solely with the holder of the contract rather than AMFLIC. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statements of operations and cash flows. Assets held in Separate Accounts are carried at fair value.

1.9  Insurance Liabilities

     Substantially all of AMFLIC's insurance liabilities relate to long-duration contracts, which generally require performance over a period of more than one year. The contract provisions normally cannot be changed or canceled by AMFLIC during the contract period.

     For interest-sensitive life insurance policies, reserves include the policyholder account balances and deferred revenue charges. Reserves for other types of long-duration contracts are based on estimates of the cost of future policy benefits to be paid as a result of present and future claims due to death, disability, surrender of a policy, or payment of an endowment. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 4% to 9% at December 31, 1996.

1.10 Premium Recognition

     Receipts for interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges assessed against the account balance. Policy charges that are designed to compensate AMFLIC for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC. For all other long-duration contracts, premiums are recognized when due.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.11 Income Taxes

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A change in deferred taxes related to fluctuations in fair value of available-for-sale securities is included in net unrealized gains (losses) on securities in shareholder's equity.

1.12 Reclassifications

     Certain reclassifications have been made to the 1995 financial statements to conform to the presentation used in the current year.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   Investments

2.1  Investment Income

     Income by type of investment was as follows:

                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
In thousands                                      1996         1995          1995        1994
-------------------------------------------------------------------------------------------------
Fixed maturity securities                        $  2,141    $  2,097    $    168    $  2,166
Policy loans                                          175          68           8          44
Other investments                                     369        --          --             1
                                              ---------------------------------------------------
Gross investment income                             2,685       2,165         176       2,211
Investment expense                                     44          36          16          69
                                              ---------------------------------------------------
Net investment income                            $  2,641    $  2,129    $    160    $  2,142
                                              ===================================================

2.2  Investment Gains (Losses)

     Investment gains (losses) (all related to fixed maturity securities) were as follows:

                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
In thousands                                      1996         1995          1995        1994
-------------------------------------------------------------------------------------------------
Fixed maturity securities
    Gross gains                                  $    183    $    153    $   --      $     30
    Gross losses                                      (10)        171        --            34
                                              ---------------------------------------------------
        Total                                         173         (18)       --            (4)
                                              ---------------------------------------------------

Other                                                 (83)         12        --          --
                                              ---------------------------------------------------
Realized investment gains (losses)               $     90    $     (6)   $   --      $     (4)
                                              ===================================================

     Voluntary sales of investments resulted in the following realized gains (losses):

                                                                Realized
In thousands                Category          Proceeds      Gains       Losses
--------------------------------------------------------------------------------
Year Ended              Available-for-sale    $ 12,264      $ 183        $ 10
December 31, 1996
================================================================================
Eleven Months Ended     Available-for-sale    $  1,517      $ --         $ 72
December 31, 1995

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Fixed Maturity Securities

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                             December 31, 1996
                                                 --------------------------------------------
                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized   Fair
       In thousands                                 Cost       Gains        Losses     Value
---------------------------------------------------------------------------------------------
Corporate bonds
    Investment grade                             $ 16,860    $    786    $   --      $ 17,646
    Below investment grade                            955          25        --           980

Public utilities                                    3,326         244        --         3,570

Mortgage-backed                                     1,877         121        --         1,998

U.S. government                                     8,137         149          98       8,188

States/political subdivisions                         204          13        --           217
                                                 --------------------------------------------
    Total fixed maturity securities              $ 31,359    $  1,338    $     98    $ 32,599
                                                 ============================================

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Fixed Maturity Securities (continued)

                                                             December 31, 1995
                                                 --------------------------------------------
                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized   Fair
       In thousands                                 Cost       Gains        Losses     Value
---------------------------------------------------------------------------------------------
Corporate bonds
    Investment grade                             $ 10,026    $  1,106    $   --      $ 11,132
    Below investment grade                            798          66        --           864

Public utilities                                    4,317         542        --         4,859

Mortgage-backed                                     1,850         190        --         2,040

U.S. government                                     7,138         327        --         7,465

States/political subdivisions                         204          14        --           218
                                                 --------------------------------------------
    Total fixed maturity securities              $ 24,333    $  2,245    $   --      $ 26,578
                                                 ============================================

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Fixed Maturity Securities (continued)

     Maturities. The contractual maturities of fixed maturity securities at December 31, 1996 were as follows:

                                                             DECEMBER 31, 1996
                                                            --------------------
                                                            Amortized     Fair
In thousands                                                  Cost        Value
--------------------------------------------------------------------------------
Fixed maturity securities, excluding
   mortgage-backed securities

      Due in one year or less                               $   638      $   645

      Due after one year through five years                   3,000        3,125

      Due after five years through ten years                 24,027       24,832

      Due after ten years                                     1,817        1,999

Mortgage-backed securities                                    1,877        1,998
                                                            --------------------

    Total fixed maturity securities                         $31,359      $32,599
                                                            ====================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Investment strategies may result in the sale of investments before maturity.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.4  Net Unrealized Gains on Securities

     Net unrealized gains on fixed maturity securities included in shareholder's equity at December 31 were as follows:

In thousands                                              1996            1995
--------------------------------------------------------------------------------
Gross unrealized gains                                  $ 1,338         $ 2,245
Gross unrealized losses                                     (98)           --
DPAC fair value adjustment                                  (33)           (228)
CIP fair value adjustment                                  (606)           (899)
Deferred federal income taxes                              (210)           (391)
                                                        -----------------------
Net unrealized gains on securities                      $   391         $   727
                                                        =======================

2.5  Investments on Deposit

     At December 31, 1996 and 1995, fixed maturity securities carried at $6,879,000 and $6,873,000, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  Investment Restrictions

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1996 and 1995, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000 and $450,000, respectively.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   December 31
                                     -------------------------------------------
                                             1996                    1995
                                     -------------------------------------------
                                     Carrying      Fair      Carrying      Fair
In thousands                          Amount       Value      Amount       Value
--------------------------------------------------------------------------------
Fixed maturity securities            $32,599     $32,599     $26,578     $26,578

     The methods and assumptions used to estimate fair value were as follows:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and the average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 1996 and 1995 was 7.17% and 7.82%, respectively.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Deferred Policy Acquisition Costs (DPAC)

     An analysis of the changes in the DPAC asset is as follows:

                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
In thousands                                      1996         1995          1995        1994
-------------------------------------------------------------------------------------------------
Beginning of period balance                      $  4,101    $   --      $ 16,540    $ 11,379

Capitalization                                      9,861       4,328         445       6,349

Amortization                                         (343)       --          (147)     (1,188)
Effect of unrealized gains
    on securities                                     195        (228)       --          --
Effect of realized investment
    (gains) losses                                    (33)          1        --          --
Adjustment for the
    acquisition (a)                                  --          --       (16,838)       --
                                              ---------------------------------------------------
End of period balance                            $ 13,781    $  4,101    $   --      $ 16,540
                                              ===================================================

     (a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.   Cost of Insurance Purchased (CIP)

     An analysis of the changes in the CIP asset is as follows:

                                                       Eleven Months  One Month
                                          Year Ended      Ended         Ended
                                          December 31   December 31   January 31
                                          --------------------------------------
In thousands                                  1996         1995          1995
--------------------------------------------------------------------------------

Beginning of period balance               $ 13,621      $ 14,279      $   --

Interest accretion                           1,400         1,073          --

Additions                                     --           1,844          --

Amortization                                (3,052)       (2,687)         --

Effect of unrealized gains on securities       293          (899)         --

Effect of realized investment (gains)
   losses                                      (50)           11          --

Adjustment for the acquisition (a)            --            --          14,279
                                          --------------------------------------
End of period balance                     $ 12,212      $ 13,621      $ 14,279
                                          ======================================

     a) Represents the amount necessary to recognize the new CIP asset attributable to the January 31, 1995 acquisition.

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $1,564,000, $1,367,000, $1,201,000, $1,054,000, and
     $927,000.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.   Separate Account

     AMFLIC administers two Separate Accounts in connection with the issuance of its Variable Universal Life products.

7.   Income Taxes

     AMFLIC is subject to the life insurance company provisions of the federal tax law and is part of a life/life consolidated return which also includes FLIC.

7.1  Deferred Taxes

     Components of deferred tax liabilities and assets at December 31, were as follows:

In thousands                                               1996           1995
--------------------------------------------------------------------------------
Deferred tax liabilities, applicable to:
    Basis differential of investments                    $   292        $   605
    DPAC and CIP                                           5,483          3,773
    Other                                                    949            383
                                                         ----------------------
        Total deferred tax liabilities                     6,724          4,761
                                                         ----------------------

Deferred tax assets, applicable to:
    Policy reserves                                       (8,329)        (5,592)
    Other                                                   (853)          (341)
                                                         ----------------------
        Total deferred tax assets                         (9,182)        (5,933)
                                                         ----------------------
Net deferred tax assets                                  $(2,458)       $(1,172)
                                                         ======================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.2  Tax Expense

     A reconciliation between the federal income tax rate and the effective income tax rate follows:

                                                           Eleven Months  One Month
                                              Year Ended      Ended         Ended     Year Ended
                                              December 31   December 31   January 31  December 31
                                              ---------------------------------------------------
In thousands                                      1996         1995          1995        1994
-------------------------------------------------------------------------------------------------
Federal income tax rate                         35.0%          35.0%         35.0%       35.0%
State taxes, net                                (0.3)          (0.4)          0.4        (6.5)
Invested asset items                             0.1            0.2          --          (1.7)
Other                                           --             --             1.6         3.6
                                              ---------------------------------------------------
    Effective tax rate                          34.8%          34.8%         37.0%       30.4%
                                              ===================================================

7.3  Taxes Paid

     Federal income taxes paid during the year ended December 31, 1996, the eleven months ended December 31, 1995, and the year ended December 31, 1994 were $228,000, $1,031,000, and $745,000, respectively. State income taxes paid (received) during the year ended December 31, 1996, the eleven months ended December 31, 1995, and the year ended December 31,1994, were $0, $1,000, and $(14,000), respectively. There were no federal or state income taxes paid during January 1995.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting

     State insurance laws prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may allow permitted statutory accounting practices that differ from prescribed practices.

     No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

     At December 31, 1996 and 1995, AMFLIC had statutory stockholder's equity of $18,055,000, and $9,912,000, respectively. AMFLIC's statutory net loss was $1,949,000, $4,704,000, and $4,576,000 for the years ended December 31,
     1996, December 31, 1995 and December 31, 1994, respectively.

     Generally, AMFLIC is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Currently, under these restrictions, no dividends may be paid out and, loans and advances in excess of $4,514,000 may not be transferred without the approval of the Illinois Insurance Department.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statements of cash flows, the following transactions, occurred:

                                              Eleven Months  One Month
                                 Year Ended      Ended         Ended     Year Ended
                                 December 31   December 31   January 31  December 31
                                 ---------------------------------------------------
In thousands                         1996         1995          1995        1994
------------------------------------------------------------------------------------
Interest added to universal
   life contracts                   $  1,267    $  1,126    $    111    $  1,216
                                 ===================================================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. General and administrative expenses are allocated to AMFLIC from FLIC, based upon hours worked by administrative personnel. Allocated expenses for the year ended December 31, 1996, the eleven months ended December 31, 1995, the one month ended January 31, 1995, and the year ended December 31, 1994 amounted to approximately $3,868,000, $3,277,000, $204,000, and $1,655,000,
     respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. During 1996, AMFLIC borrowed $4,742,000 and repaid $4,832,000 (relating to 1996 and 1995 borrowings). Interest is paid on the outstanding balance based on the Federal Reserve Board's monthly average H.15 rate for 30-day commercial paper.

11.  Reinsurance

     AMFLIC is routinely involved in reinsurance transactions. Ceded reinsurance becomes a liability of the reinsurer that assumes the risk. If the reinsurer could not meet its obligations, AMFLIC would reassume the liability. The likelihood of a material reinsurance liability being reassumed by AMFLIC is considered to be remote. AMFLIC diversifies the risk of exposure to reinsurance loss by using a number of life reinsurers that have strong claims-paying ability ratings. The maximum retention on one life for individual life insurance is $50,000.

     Amounts paid or deemed to have been paid in connection with ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11.  Reinsurance (continued)

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

                                        Eleven Months   One Month
                          Year Ended       Ended          Ended      Year Ended
                          December 31    December 31    January 31   December 31
                          ------------------------------------------------------
In thousands                  1996          1995           1995         1994
--------------------------------------------------------------------------------
Premiums and other
    considerations         $  1,433       $    361      $     43     $    523
Other income                  1,196            972             8          152
Benefits                      1,810          1,166           145          303
Commission expense               (9)            54             6           72
Premium taxes                    (6)             6             6           30

     Under the provisions of a modified coinsurance agreement covering their Variable Universal Life product, AMFLIC ceded the following:

                                        Eleven Months   One Month
                          Year Ended       Ended          Ended      Year Ended
                          December 31    December 31    January 31   December 31
                          ------------------------------------------------------
In thousands                  1996          1995           1995         1994
--------------------------------------------------------------------------------
Premiums and other
    considerations         $  4,014       $  2,648      $    125     $  1,834
Expense allowances            4,394          2,463           186        2,246
Other                          (561)           579            (6)        (134)

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $50,000. AMFLIC ceded the following amounts:

                                        Eleven Months   One Month
                          Year Ended       Ended          Ended      Year Ended
                          December 31    December 31    January 31   December 31
                          ------------------------------------------------------
In thousands                  1996          1995           1995         1994
--------------------------------------------------------------------------------
Premiums and other
    considerations         $  5,909       $  4,129      $    258     $  3,051
Change in policy reserves     5,924          4,155         3,347        3,228

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  State Guaranty Associations

     State guaranty fund expense included in operating costs and expenses was $31,000, $37,000, $18,000, and $57,000 for the year ended December 31,
     1996, the eleven months ended December 31, 1995, the one month ended January 31, 1995, and the year ended December 31, 1994, respectively. Amounts assessed AMFLIC by state life and health insurance guaranty funds resulting from past industry insolvencies were $31,000, $37,000, $18,000, and $57,000 for the year ended December 31, 1996, the eleven months ended December 31, 1995, the one month ended January 31, 1995, and the year ended December 31, 1994, respectively. These assessments are expected to be partially recovered through credits against the payment of future premium taxes.

     There was no liability accrued at December 31, 1996, or in prior periods as these amounts were determined to be immaterial.

================================================================================
                 Flexible Premium Variable Life Insurance Policy


                               EQUIBUILDER II(TM)


                                    Issued by

                  The American Franklin Life Insurance Company
                               #1 Franklin Square
                        Springfield, Illinois 62713-0001
                                  800-528-2011


  EquiBuilder II is a trademark of The American Franklin Life Insurance Company
--------------------------------------------------------------------------------

                                     Part II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING PURSUANT TO RULE 484(b)(1)
                        UNDER THE SECURITIES ACT OF 1933

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own wilful misconduct."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American Franklin hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Franklin.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Reconciliation and tie.

     The Prospectus.

     Undertaking to file reports.

     Undertaking pursuant to Rule 484 under the Securities Act of 1933.

     The signatures.

     Written Consents of the following persons:


          Sutherland, Asbill & Brennan, L.L.P.
          Robert M. Beuerlein, Executive Vice President and Actuary Ernst & Young LLP
          Coopers & Lybrand L.L.P.


     The following exhibits required by Article IX(A) of Form N-8B-2:

*1-A(1)         Certified resolutions regarding organization of Separate Account
                VUL-2.

1-A(2)          Inapplicable.

**1-A(3)(a)     Sales Agreement between Franklin Financial Services Corporation
                ("Franklin Financial") and Separate Account VUL-2 of The
                American Franklin Life Insurance Company, dated as of January
                31, 1995.

*1-A(3)(b)(i)   Specimen Regional Manager Registered Representative Agreement
                between Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies.

*1-A(3)(b)(ii)  Specimen Registered Representative Agreement between Franklin
                Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies.

*1-A(3)(c)      Schedule of Sales Commissions.

*1-A(4) Agreement between The American Franklin Life Insurance Company ("American Franklin") and Franklin Financial, dated July 15, l991, regarding supervision of agents.

*1-A(5)(a)      EquiBuilder II Flexible Premium Life Insurance Policy.

*1-A(5)(b)      Accidental Death Benefit Rider.

*1-A(5)(c)      Term Insurance Rider.

*1-A(5)(d)      Children's Term Insurance Rider.

*1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

*1-A(5)(f)      Endorsement to EquiBuilder II Flexible Premium Life Insurance
                policy when issued to a Policy Owner in the State of Texas.

***1-A(6)(a)    Articles of Incorporation of American Franklin.


1-A(6)(b)       By-Laws of American Franklin are incorporated herein by
                reference to Exhibit 1-A(6)(b) to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin
                Life Insurance Company, filed February 28, 1997 (Reg. No.
                33-41838).


1-A(7)          Inapplicable.

*1-A(8)(a)(1)   Participation Agreement among American Franklin, Variable
                Insurance Products Fund ("VIPF") and Fidelity Distributors
                Corporation ("FDC"), dated July 18, 1991.

*1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among American
                Franklin, VIPF and FDC, effective as of November 1, 1991.

*1-A(8)(a)(3)   Participation Agreement among American Franklin, Variable
                Insurance Products Fund II ("VIPF II") and FDC, dated July 18,
                1991.

*1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among American
                Franklin, VIPF II and FDC, effective as of November 1, 1991.

*1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin dated
                July 18, 1991.

**1-A(8)(a)(6)  Amendment No. 2 to Participation Agreement among American
                Franklin, VIPF and FDC, dated January 18, 1995.

**1-A(8)(a)(7)  Amendment No. 2 to Participation Agreement among American
                Franklin, VIPF II and FDC, dated January 18, 1995.

1-A(8)(a)(8)    Amendment No. 3 to Participation Agreement among American
                Franklin, VIPF and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(4) to the Registration Statement on Form N-4 (Reg. No. 333-10489) of
                Separate Account VA-1 of American Franklin, filed August 20,
                1996.

1-A(8)(a)(9)    Amendment No. 3 to Participation Agreement among American
                Franklin, VIPF II and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(4) to the Registration Statement on Form N-4 (Reg. No. 333-10489) of
                Separate Account VA-1 of American Franklin, filed August 20,
                1996.

1-A(8)(a)(10)   Amendment No. 4 to Participation Agreement among American
                Franklin, VIPF and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form
                N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American
                Franklin, filed November 26, 1996.

1-A(8)(a)(11)   Amendment No. 4 to Participation Agreement among American
                Franklin, VIPF II and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form
                N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American
                Franklin, filed November 26, 1996.

*1-A(8)(c)      Modified Coinsurance Agreement between American Franklin and
                Integrity, dated March 10, 1989.

*1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement between
                American Franklin and Integrity.


1-A(8)(c)(2)    Amendment No. 2 to Modified Coinsurance Agreement between
                American Franklin and Integrity is incorporated herein by reference to similarly designated exhibit to Post-Effective
                Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The
                American Franklin Life Insurance Company, filed February 28,
                1997 (Reg. No. 33-41838).

1-A(8)(c)(3)    Amendment No. 3 to Modified Coinsurance Agreement between
                American Franklin and Integrity effective April 1, 1989 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate
                Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997 (Reg. No. 33-41838).

1-A(8)(c)(4)    Amendment No. 3 to Modified Coinsurance Agreement between
                American Franklin, Integrity, and Phoenix Home Life Mutual
                Insurance Company, assignee of Integrity, effective January 1,
                1997 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of
                Separate Account VUL-2 of The American Franklin Life Insurance
                Company, filed February 28, 1997 (Reg. No. 33-41838).


*1-A(8)(d)      Reinsurance Agreement between American Franklin and The Franklin
                Life Insurance Company ("The Franklin"), effective as of January
                1, 1988.

*1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to Reinsurance
                Agreement between American Franklin and The Franklin.

*1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to Reinsurance
                Agreement between American Franklin and The Franklin.

*1-A(9) Administrative Service Agreement between The Franklin and American Franklin, dated May 16, l988.


1-A(10) Application for EquiBuilder II Policy is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997 (Reg. No. 33-41838).


Other Exhibits:

2               See Exhibit 1-A(5)(a) above.

*3(a) Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior Vice President, General Counsel and Secretary of American Franklin.


3(b) Opinion and Consent of Robert M. Beuerlein, Executive Vice President and Actuary of American Franklin.


4               Inapplicable.

5               Inapplicable.


6(a)            Consent of Ernst & Young LLP.

6(b)            Consent of Coopers & Lybrand L.L.P.

6(c)            Consent of Sutherland, Asbill & Brennan, L.L.P.

7 Power of Attorney is incorporated herein by reference to Exhibit 7 to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997 (Reg. No. 33-41838).

8 Description of American Franklin's Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.


*9              Notice of Cancellation Right Pursuant to Rule
                6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.

*10 Representations, description and undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940.

*11(a) Guaranty of Obligations of Principal Underwriter pursuant to Rule 6e-3(T)(b)(13)(vi) of the Investment Company Act of 1940, dated July 15, 1991.


27              Financial Data Schedule meeting the requirements of Rule 483.


----------
  * Incorporated herein by reference to similarly designated exhibit to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991 (Reg. No. 33-41838).
 ** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed March 2, 1995.
*** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 6 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg. No. 33-41838).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield, and State of Illinois on the 24th of April, 1997.


                                              SEPARATE ACCOUNT VUL-2 OF
                                              THE AMERICAN FRANKLIN LIFE
                                              INSURANCE COMPANY

                                              By:  THE AMERICAN FRANKLIN
                                                   LIFE INSURANCE COMPANY,
                                                   Depositor


[SEAL]                                        By:  /s/ Ross D. Friend
                                                   -----------------------------
                                                   Ross D. Friend
                                                   Senior Vice President,
                                                   General Counsel and
                                                   Secretary

Attest:


/s/ Elizabeth E. Arthur
---------------------------
Elizabeth E. Arthur
Assistant Secretary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, The American Franklin Life Insurance Company certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois on the 24th day of April, 1997.


                                              THE AMERICAN FRANKLIN
                                              LIFE INSURANCE COMPANY


                                              By:  /s/ Ross D. Friend
                                                   -----------------------------
                                                   Ross D. Friend,
                                                   Senior Vice President,
                                                   General Counsel and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated:

Signature                     Title                               Date
---------                     -----                               ----


/s/ Earl W. Baucom*           Senior Vice President, Chief        April 24, 1997
---------------------------   Financial Officer (principal
Earl W. Baucom                financial officer and principal
                              accounting officer) and Director


/s/ Robert M. Beuerlein*      Director                            April 24, 1997
---------------------------
Robert M. Beuerlein


/s/ Brady W. Creel*           Director                            April 24, 1997
---------------------------
Brady W. Creel


                              Director                            ________, 1997
---------------------------
Robert M. Devlin


/s/ Ross D. Friend*           Director and Secretary              April 24, 1997
---------------------------
Ross D. Friend


/s/ Robert J. Gibbons*        Director and President
---------------------------   (principal executive officer)
Robert J. Gibbons
                                                                  April 24, 1997


                              Director                            ________, 1997
---------------------------
Harold S. Hook


                              Director                            ________, 1997
---------------------------
Jon P. Newton


/s/ Gary D. Reddick*          Director                            April 24, 1997
---------------------------
Gary D. Reddick


                              Director                            ________, 1997
---------------------------
Peter V. Tuters


/s/ Elizabeth E. Arthur
---------------------------
* By Elizabeth E. Arthur,
  Attorney-in-Fact

                                  EXHIBIT INDEX

                                                                        Page No.
                                                                        --------

*1-A(1) Certified resolutions regarding organization of Separate Account VUL-2.

1-A(2)          Inapplicable.

**1-A(3)(a)     Sales Agreement between Franklin Financial Services
                Corporation ("Franklin Financial") and Separate
                Account VUL-2 of The American Franklin Life Insurance
                Company, dated as of January 31, 1995.

*1-A(3)(b)(i)   Specimen Regional Manager Registered Representative
                Agreement between Franklin Financial and registered representatives of Franklin Financial distributing
                EquiBuilder II policies.

*1-A(3)(b)(ii)  Specimen Registered Representative Agreement between
                Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies.

*1-A(3)(c)      Schedule of Sales Commissions.

*1-A(4) Agreement between The American Franklin Life Insurance Company ("American Franklin") and Franklin Financial, dated July 15, l991, regarding supervision of agents.

*1-A(5)(a)      EquiBuilder II Flexible Premium Life Insurance Policy.

*1-A(5)(b)      Accidental Death Benefit Rider.

*1-A(5)(c)      Term Insurance Rider.

*1-A(5)(d)      Children's Term Insurance Rider.

*1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

*1-A(5)(f)      Endorsement to EquiBuilder II Flexible Premium Life
                Insurance policy when issued to a Policy Owner in the State of Texas.

***1-A(6)(a)    Articles of Incorporation of American Franklin.


1-A(6)(b)       By-Laws of American Franklin are incorporated herein
                by reference to Exhibit 1-A(6)(b) to Post-Effective
                Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed
                February 28, 1997 (Reg. No. 33-41838).


1-A(7)          Inapplicable.

*1-A(8)(a)(1)   Participation Agreement among American Franklin,
                Variable Insurance Products Fund ("VIPF") and Fidelity
                Distributors Corporation ("FDC"), dated July 18, 1991.

*1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among
                American Franklin, VIPF and FDC, effective as of November 1, 1991.

*1-A(8)(a)(3)   Participation Agreement among American Franklin,
                Variable Insurance Products Fund II ("VIPF II") and
                FDC, dated July 18, 1991.

*1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among
                American Franklin, VIPF II and FDC, effective as of
                November 1, 1991.

*1-A(8)(a)(5)   Sub-License Agreement between FDC and American
                Franklin dated July 18, 1991.

**1-A(8)(a)(6)  Amendment No. 2 to Participation Agreement among
                American Franklin, VIPF and FDC, dated January 18,
                1995.

**1-A(8)(a)(7)  Amendment No. 2 to Participation Agreement among
                American Franklin, VIPF II and FDC, dated January 18,
                1995.

                             EXHIBIT INDEX

                                                                        Page No.
                                                                        --------

1-A(8)(a)(8)    Amendment No. 3 to Participation Agreement among
                American Franklin, VIPF and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit
                8(a)(4) to the Registration Statement on Form N-4
                (Reg. No. 333-10489) of Separate Account VA-1 of
                American Franklin, filed August 20, 1996.

1-A(8)(a)(9)    Amendment No. 3 to Participation Agreement among
                American Franklin, VIPF II and FDC, dated July 1,
                1996, is hereby incorporated herein by reference to
                Exhibit 8(b)(4) to the Registration Statement on Form
                N-4 (Reg. No. 333-10489) of Separate Account VA-1 of
                American Franklin, filed August 20, 1996.

1-A(8)(a)(10)   Amendment No. 4 to Participation Agreement among
                American Franklin, VIPF and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit
                8(a)(5) to Pre-Effective Amendment No. 1 to
                Registration Statement on Form N-4 (Reg. No.
                333-10489) of Separate Account VA-1 of American
                Franklin, filed November 26, 1996.

1-A(8)(a)(11)   Amendment No. 4 to Participation Agreement among
                American Franklin, VIPF II and FDC, dated November,
                1996, is hereby incorporated herein by reference to
                Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to
                Registration Statement on Form N-4 (Reg. No.
                333-10489) of Separate Account VA-1 of American
                Franklin, filed November 26, 1996.

*1-A(8)(c)      Modified Coinsurance Agreement between American
                Franklin and Integrity, dated March 10, 1989.

*1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement
                between American Franklin and Integrity.


1-A(8)(c)(2)    Amendment No. 2 to Modified Coinsurance Agreement
                between American Franklin and Integrity is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American
                Franklin Life Insurance Company, filed February 28,
                1997 (Reg. No. 33-41838).

1-A(8)(c)(3)    Amendment No. 3 to Modified Coinsurance Agreement
                between American Franklin and Integrity effective
                April 1, 1989 is incorporated herein by reference to similarly designated exhibit to Post-Effective
                Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed
                February 28, 1997 (Reg. No. 33-41838).

1-A(8)(c)(4)    Amendment No. 3 to Modified Coinsurance Agreement
                between American Frankin, Integrity, and Phoenix Home
                Life Mutual Insurance Company effective January 1,
                1997 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American
                Franklin Life Insurance Company, filed February 28,
                1997 (Reg. No. 33-41838).


*1-A(8)(d)      Reinsurance Agreement between American Franklin and
                The Franklin Life Insurance Company ("The Franklin"), effective as of January 1, 1988.

*1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to
                Reinsurance Agreement between American Franklin and
                The Franklin.

*1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to
                Reinsurance Agreement between American Franklin and
                The Franklin.

*1-A(9) Administrative Service Agreement between The Franklin and American Franklin, dated May 16, l988.


1-A(10) Application for EquiBuilder II Policy is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997 (Reg. No. 33-41838).

Other Exhibits:

2               See Exhibit 1-A(5)(a) above.

*3(a) Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior Vice President, General Counsel and Secretary of American Franklin.


3(b) Opinion and Consent of Robert M. Beuerlein, Executive Vice President and Actuary of American Franklin.


4               Inapplicable.

5               Inapplicable.


6(a)            Consent of Ernst & Young LLP.

6(b)            Consent of Coopers & Lybrand L.L.P.

6(c)            Consent of Sutherland, Asbill & Brennan L.L.P.

7 Power of Attorney is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 28, 1997 (Reg. No. 33-41838).

8 Description of American Franklin's Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.


*9              Notice of Cancellation Right Pursuant to Rule
                6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.

*10 Representations, description and undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940.

*11(a) Guaranty of Obligations of Principal Underwriter pursuant to Rule 6e-3(T)(b)(13)(vi) of the Investment Company Act of 1940, dated July 15, 1991.


27 Financial Data Schedule meeting the requirements of Rule 483.


----------
  * Incorporated herein by reference to similarly designated exhibit to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991 (Reg. No. 33-41838).
 ** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed March 2, 1995.
*** Incorporated hereby by reference to similarly designated exhibit to Post-Effective Amendment No. 6 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg. No. 33-41838).